UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital World Bond Fund

[photo – two girls in school uniforms holding hands while crossing stepping stones in a pond]

Semi-annual report for the six months ended March 31, 2008

Capital World Bond Fund® seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008:

	1 year	5 years	10 years
Class A shares

Reflecting 3.75% maximum sales charge	7.76%	7.85%	6.72%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.98%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 to 27 for details.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. For more complete information, please read the prospectus.

Fellow shareholders:

[photo – three girls in school uniforms holding hands while crossing stepping stones in a pond]

Capital World Bond Fund generated solid absolute returns in the first half of the 2008 fiscal year, providing both income and a measure of share appreciation.

For the six months ended March 31, 2008, the fund produced a total return of 6.9%. Shareholders received quarterly dividends totaling 87 cents a share, and realized a capital gain of six cents in December. This represents an income return of 4.3%, equivalent to 8.6% annualized.

The fund’s total return lagged the unmanaged Lehman Brothers Global Aggregate Index, which returned 10.1% for the six months. The fund’s total return exceeded that of its peer group, the Lipper Global Income Funds Index, which returned 5.0%.

Despite falling behind the Lehman index’s return over the past six months, Capital World Bond Fund continues to sustain its advantage over longer periods, as the table below shows.

Results at a glance

For periods ended March 31, 2008, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund
(Class A shares)	11.98%	8.67%	7.13%	7.83%

Lehman Brothers Global
Aggregate Index[2]	15.25	7.32	6.64	7.80

Lipper Global Income Funds Index	8.60	6.63	5.56	—	[3]

[1]Since August 4, 1987.

[2]This index did not exist until December 31, 1989. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index (formerly the Salomon Brothers World Government Bond Index) results were used. Market indexes are unmanaged and include reinvested dividends, but do not reflect the effect of sales charges, commissions or expenses.

[3]This index did not exist prior to December 30, 1988.

Global economic issues
During the six months, economic growth in the United States slowed considerably, due in large part to ongoing troubles in the real estate market and higher inflation eroding consumers’ purchasing power. The sharp decline in prices of securities tied to mortgages led to disruptions in both domestic and global financial markets. There was a substantial flight to quality during the period, so while corporate bond yields rose in many cases, there was a sharp fall in Treasury bond yields. (As a bond’s yield falls, its price rises, and vice versa.) Ten-year Treasury yields ended the period at 3.4%, down from 4.6% at the beginning of the fiscal year.

With the U.S. economy slowing, the Federal Reserve took major steps to mitigate a more severe disruption of the financial system and the possibility of recession. The Fed has cut the federal funds rate six times since the start of the fund’s fiscal year, taking the nation’s benchmark interest rate from 4.75% to 2.00%, and arranged the rescue of Bear Stearns, a large New York investment bank. This has served to somewhat stabilize the financial markets in the short term, but uncertainties remain regarding the strength of the U.S. economy.

In Europe, most banks fell prey to funding concerns similar to those troubling U.S. banks. For its part, the European Central Bank (ECB) was proactive in providing assistance to European banks through special financing arrangements, but in contrast to the United States, its key interest rate has remained steady at 4% since June. That has had the supplemental effect of strengthening the euro against the weakening dollar.

The Bank of England, on the other hand, initially was hesitant in providing special support to U.K. banks, despite the failure of Northern Rock, a bank heavily involved in the mortgage market. Ultimately, the Bank of England reduced its key interest rate from 5.75% to 5.25% during the first six months of the fund’s fiscal year.

U.S. investors in non-dollar-denominated bonds profited from appreciation in most European currencies against the falling U.S. dollar. Over the six months, the euro rose 11% against the dollar. With about 44% of net assets invested in European bonds, Capital World Bond Fund was well-positioned to benefit from those currency gains.

The dollar’s continued weakness bolstered other returns as well, particularly from Japan. The Japanese economy has also slowed, leading the Bank of Japan to back off from a gradual climb in interest rates.

Developing market bonds, which account for roughly 14.6% of net assets, had mixed returns during the period. Returns from Malaysia, Poland and Singapore were strong, for example, but the fund’s return was hurt by poor showings from Turkish, Indonesian and South African bonds.

Among sectors, government securities saw stronger returns than most corporate bonds, given the financial market conditions described earlier in this letter. As of March 31, about 22% of the fund’s net assets were held in global corporate debt across a wide range of industries; lower rated corporate bonds accounted for about 5% of net assets.

Global positioning
It is difficult to say what may happen to global bond markets over the next six months. The biggest question mark remains the United States, specifically the length and severity of the current economic downturn. The other major question is how much the U.S. economic slowdown will spill over into other global bond markets. So far, many markets have shown resilience, but a prolonged slowdown will put that resilience to the test.

One of the strengths of Capital World Bond Fund is its diversity, both in terms of geography and asset classes. The fund has the flexibility to act decisively in difficult times, taking advantage of interest rate differentials and currency movements around the world that we believe may benefit shareholders. The fund invests in more than 451 issuers denominated in 25 currencies and from 54 countries as it pursues its total return objective.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark H. Dalzell
Mark H. Dalzell
President

May 12, 2008

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 4.09% (4.05% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.82%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			Life
for periods ended March 31, 2008:	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	6.15%	7.56%	7.63%
Not reflecting CDSC	11.15	7.86	7.63

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	10.13	7.81	8.37
Not reflecting CDSC	11.13	7.81	8.37

Class F shares* — first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	11.97	8.68	9.31

Class 529-A shares† — first sold 2/15/02
Reflecting 3.75% maximum sales charge	7.70	7.80	9.83
Not reflecting maximum sales charge	11.91	8.64	10.52

Class 529-B shares† — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	5.97	7.40	9.64
Not reflecting CDSC	10.97	7.70	9.64

Class 529-C shares† — first sold 2/28/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	10.01	7.72	9.67
Not reflecting CDSC	11.01	7.72	9.67

Class 529-E shares*† — first sold 5/16/02	11.56	8.26	10.03

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	12.18	8.69	10.14

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Portfolio summary as of March 31, 2008
unaudited

[begin pie chart]
Portfolio by type of security (as a percent of net assets)

Bonds & notes of governments & government agencies outside the U.S.	53.9%
Corporate bonds & notes of issuers outside the U.S.	13.7
U.S. corporate bonds & notes	8.4
U.S. Treasury bonds & notes	4.0
Mortgage- and asset-backed obligations	10.5
Bonds & notes of U.S. government agencies	0.9
Other securities	2.2
Short-term securities & other assets less liabilities	6.4
[end pie chart]

Where the fund’s assets are invested …
… and how those markets have done over the past six months
as of March 31, 2008

	Capital World Bond Fund				Bond market total returns[1] six months ended March 31, 2008

Currency weighting	Before forward		After forward		In local		In U.S.
by country:	contracts		contracts		currency		dollars

United States[2]	33.0%		32.4%		5.4%		5.4%
EMU[3]	32.2		30.6		2.7		14.4
Japan	7.2		14.1		2.6		18.6
United Kingdom	4.2		2.0		2.6		0.1
Australia	2.9		1.2		2.8		5.9
Malaysia	2.8		2.8		1.9		8.6
Sweden	2.8		2.4		2.9		12.3
Israel	2.3		1.4		—	[4]	—	[4]
Singapore	2.2		2.8		3.4		11.4
Poland	2.0		2.0		0.9		20.6
Mexico	1.6		1.3		6.1		8.8
South Korea	1.0		0.6		4.0		–3.9
Denmark	1.0		1.0		2.9		14.7
Turkey	1.0		0.8		3.7	[5]	–6.0	[5]
Egypt	0.9		0.9		3.8	[5]	6.5	[5]
Brazil	0.7		0.7		1.6	[5]	6.9	[5]
Norway	0.6		0.5		3.9		10.8
Indonesia	0.6		0.6		–7.6	[5]	–8.2	[5]
Canada	0.3		0.6		6.1		2.7
Hungary	0.2		0.2		–4.7		2.5
Uruguay	0.2		0.1		—	[4]	—	[4]
South Africa	0.1		0.1		–1.7		–16.3
Argentina	0.1		0.1		7.3	[5]	6.8	[5]
Dominican Republic	0.1		0.1		—	[4]	—	[4]
Switzerland	—	[6]	0.7		1.9		20.3
Colombia	—	[6]	—	[6]	–2.0	[5]	8.3	[5]

[1]Source: Lehman Brothers Global Aggregate Index; Switzerland: Citigroup World Government Bond Index.
[2]Includes U.S. dollar-denominated bonds of other countries, totaling 11.1%.
[3]European Monetary Union consists of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

[4]This market is not included in the Lehman Brothers Global Aggregate Index, the Citigroup World Government Bond Index or the JP Morgan GBI–EM Broad Diversified Index.
[5]Source: JP Morgan GBI–EM Broad Diversified Index.
[6]Amount less than 0.1%.

Summary investment portfolio March 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 91.36%

Euros - 30.71%
German Government:
5.25% 2011	€ 88,485	US$ 145,963
5.00% 2012	61,340	101,955
3.75% 2013	33,075	52,607
4.50% 2013	28,575	46,890
4.25% 2014	65,045	105,733
3.50% 2016	33,400	51,531
Series 6, 4.00% 2016	78,170	124,323
3.75% 2017	62,500	97,516
Series 7, 4.00% 2018	214,620	341,720
6.25% 2024	95,635	182,653
6.25% 2030	55,145	106,955
1.50%-4.75% 2009-2034 (1) (2)	14,204	22,846	15.71%
Belgium (Kingdom of):
Series 43, 4.25% 2014	59,565	95,741
Series 49, 4.00% 2017	65,680	102,255	2.25
Netherlands Government Eurobond:
5.50% 2010	25,000	41,074
4.25% 2013	41,690	67,436
4.00%-7.50% 2018-2037	21,100	38,244	1.67
Deutsche Genossenschaftsbank-Hypothekenbank AG: (3)
4.50% 2013	25,500	41,024
4.00% 2016	60,700	93,884	1.54
Schering-Plough Corp. 5.375% 2014	41,175	61,718.70
Dexia Municipal Agency 4.50% 2017 (3)	29,550	46,779.53
Bayerische Hypo- und Vereinsbank AG 6.00%-6.625% 2010-2014	9,410	15,278
UniCredito Italiano SpA 3.95%-5.75% 2016-2017 (4)	15,760	23,296.44
Other securities		691,580	7.87
		2,699,001	30.71

Japanese yen - 7.19%
Japanese Government:
0.90% 2008	¥ 4,839,150	48,590
1.80% 2010	5,700,000	58,510
1.30% 2011	8,071,000	82,555
1.50% 2014	22,659,500	236,696
1.70% 2016	4,858,700	51,146
1.20% 2017 (1) (2)	4,480,000	44,971
0.50%-2.30% 2011-2035 (1) (2)	9,456,843	93,703	7.01
Other securities		15,704.18
		631,875	7.19

British pounds - 4.09%
United Kingdom:
4.00% 2016	£ 27,150	53,154
4.75% 2020	28,915	58,702
6.00% 2028	19,865	46,864
2.50%-8.00% 2009-2055 (1)	72,725	157,847	3.60
General Electric Capital Corp. 5.625% 2031	750	1,372.02
Other securities		41,742.47
		359,681	4.09

Australian dollars - 2.94%
Queensland Treasury Corp.:
6.00% 2015	A$ 80,204	70,472
6.00% 2011-2017	32,060	28,147	1.12
European Investment Bank 6.125% 2017	80,955	70,462.80
New South Wales Treasury Corp. 5.50% 2014	62,950	54,001.62
Other securities		35,319.40
		258,401	2.94

Malaysian ringgit - 2.85%
Malaysian Government:
3.756% 2011	MYR 242,450	76,542
3.833% 2011	142,000	44,980
3.718% 2012	235,374	74,337
3.814%-4.262% 2010-2017	172,330	54,313	2.85
		250,172	2.85

Swedish kronor - 2.76%
Swedish Government:
5.25% 2011	SKr 279,150	48,930
6.75% 2014	299,425	58,260
1.049%-5.00% 2009-2020 (1) (3)	429,522	73,404	2.05
Other securities		62,299.71
		242,893	2.76

Israeli shekels - 2.28%
Israeli Government: (2)
7.50% 2014	ILS 267,083	84,176
6.50% 2016	279,185	83,406
5.00%-5.50% 2015-2017 (1)	112,240	32,365	2.28
		199,947	2.28

Singapore dollars - 2.16%
Singapore (Republic of):
4.375% 2009	S$ 56,495	42,082
3.125% 2011	157,915	121,017
3.75% 2016	32,520	26,299	2.16
		189,398	2.16

Polish zloty - 2.02%
Polish Government:
5.00% 2013	PLN 210,945	90,158
5.25%-6.00% 2008-2017	197,545	87,376	2.02
		177,534	2.02

Mexican pesos - 1.58%
United Mexican States Government:
Series MI10, 9.50% 2014	MXN 438,663	45,840
7.50%-10.00% 2012-2036	864,453	91,159	1.56
Other securities		1,400.02
		138,399	1.58

South Korean won - 1.03%
South Korean Government 2.75%-5.00% 2008-2017 (1) (2)	KRW 91,560,116	90,187	1.03
		90,187	1.03

Danish kroner - 1.02%
Other securities		89,801	1.02

Turkish lire - 0.97%
Turkey (Republic of): (2)
10.00% 2012 (1)	TRY 57,781	42,700
0%-16.00% 2008-2012	59,900	42,528.97
		85,228.97

Norwegian kroner - 0.64%
Norwegian Government 6.50% 2013	NKr 183,900	39,696
Other securities		16,873.64
		56,569.64

U.S. dollars - 25.95%
U.S. Treasury:
5.75% 2010	US$ 44,000	48,231
4.875% 2012	59,050	65,199
2.00%-8.875% 2008-2036 (1) (2)	218,907	240,638	4.03
Fannie Mae:
5.25% 2012	39,500	41,270
0%-10.22% 2017-2048 (3) (4)	195,945	197,660	2.72
Freddie Mac 0%-6.00% 2036-2038 (3) (4)	115,962	113,540	1.29
UniCredito Italiano SpA 5.584%-6.00% 2017 (4) (5)	12,605	12,561
HVB Funding Trust I 8.741% 2031 (2) (5)	4,250	3,759.18
Turkey (Republic of) 6.75%-8.00% 2015-2034 (2)	13,525	13,974.16
General Electric Co. 5.00%-5.25% 2013-2017	12,975	13,082.15
United Mexican States Government Global 6.05%-6.375% 2013-2040	2,346	2,531.03
Other securities		1,528,298	17.39
		2,280,743	25.95

Other currencies - 3.17%
Other securities		278,792	3.17

Total bonds & notes (cost: $7,597,872,000)		8,028,621	91.36

	Shares	Market value (000)	Percent of net assets
Warrants - 0.00%

U.S. dollars - 0.00%
Other securities		-*	.00

Total warrants (cost: $52,000)		-*	.00

	Shares	Market value (000)	Percent of net assets
Preferred securities - 2.20%

Euros - 1.44%
HVB Funding Trust VIII 7.055% (4)	16,250,000	US$ 25,116
UniCredito Italiano Capital Trust III 4.028% (4)	1,000,000	1,238
UniCredito Italiano Capital Trust I 8.048% (4)	8,000,000	13,008.45
Other securities		86,781.99
		126,143	1.44

Other currencies - 0.64%
Other securities		56,451.64

MISCELLANEOUS - 0.12%
Other preferred securities in initial period of acquisition		10,546.12

Total preferred securities (cost: $203,606,000)		193,140	2.20

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 4.40%

General Electric Capital Corp. 2.50% due 4/1/2008	US$ 96,600	US$ 96,593	1.10
UBS Finance (Delaware) LLC 4.12% due 5/12/2008	58,200	58,007.66
Siemens Capital Co. LLC 2.15% due 5/14/2008 (5)	41,500	41,391.47
Fannie Mae 2.66% due 4/23/2008	23,100	23,055.26
Other securities		168,153	1.91

Total short-term securities (cost: $387,008,000)		387,199	4.40

Total investment securities (cost: $8,188,538,000)		8,608,960	97.96
Other assets less liabilities		179,104	2.04

Net assets		US$ 8,788,064	100.00%

*Amount less than one thousand.

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities" was $805,786,000, which represented 9.17% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities , including those in "Other securities," was $672,021,000, which represented 7.65% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $8,188,538)		$8,608,960
Cash		8,290
Receivables for:
Sales of investments	$41,332
Sales of fund's shares	57,364
Open forward currency contracts	53,540
Closed forward currency contracts	17,125
Interest	130,162	299,523
		8,916,773
Liabilities:
Payables for:
Purchases of investments	84,206
Repurchases of fund's shares	8,012
Open forward currency contracts	26,342
Closed forward currency contracts	3,263
Investment advisory services	2,979
Services provided by affiliates	3,096
Directors' deferred compensation	94
Other	717	128,709
Net assets at March 31, 2008		$8,788,064

Net assets consist of:
Capital paid in on shares of capital stock		$8,245,692
Distributions in excess of net investment income		(10,811)
Undistributed net realized gain		100,914
Net unrealized appreciation		452,269
Net assets at March 31, 2008		$8,788,064

Total authorized capital stock - 1,000,000 shares, $.001 par value (428,004 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$5,610,698	272,719	$20.57
Class B	254,680	12,458	20.44
Class C	674,802	33,175	20.34
Class F	1,537,892	75,108	20.48
Class 529-A	134,332	6,514	20.62
Class 529-B	14,835	723	20.51
Class 529-C	67,309	3,286	20.48
Class 529-E	7,780	379	20.53
Class 529-F	12,743	621	20.53
Class R-1	13,539	662	20.46
Class R-2	95,469	4,667	20.46
Class R-3	109,193	5,313	20.55
Class R-4	54,494	2,650	20.57
Class R-5	200,298	9,729	20.59
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $21.38 and $21.43, respectively.

See Notes to Financial Statements

Statement of operations
for the six months ended March 31, 2008
Investment income:		unaudited
Income:	(dollars in thousands)
Interest (net of non-U.S. taxes of $841)		$184,063

Fees and expenses(*):
Investment advisory services	16,344
Distribution services	12,091
Transfer agent services	2,765
Administrative services	1,825
Reports to shareholders	180
Registration statement and prospectus	470
Postage, stationery and supplies	329
Directors' compensation	18
Auditing and legal	16
Custodian	905
State and local taxes	79
Other	47
Total fees and expenses before reimbursements/waivers	35,069
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,634
Administrative services	60
Total fees and expenses after reimbursements/waivers		33,375
Net investment income		150,688

Net realized gain and unrealized appreciation on
investments and currency:
Net realized gain on:
Investments	85,150
Currency transactions	18,316	103,466
Net unrealized appreciation on:
Investments	188,921
Currency translations	21,396	210,317
Net realized gain and unrealized appreciation
on investments and currency		313,783
Net increase in net assets resulting
from operations		$464,471

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31, 2008*	Year ended September 30, 2007

Operations:
Net investment income	$150,688	$184,590

Net realized gain on investments and currency transactions	103,466	76,930

Net unrealized appreciation on investments and currency translations	210,317	167,033

Net increase in net assets resulting from operations	464,471	428,553

Dividends and distributions paid to shareholders:

Dividends from net investment income and currency gain	(280,141)	(131,394)

Distributions from net realized gain on investments	(19,100)	-

Total dividends and distributions paid to shareholders	(299,241)	(131,394)

Net capital share transactions	3,063,515	1,835,858

Total increase in net assets	3,228,745	2,133,017

Net assets:
Beginning of period	5,559,319	3,426,302
End of period (including distributons in excess of and undistributed
net investment income: ($10,811) and $118,642, respectively)	$8,788,064	$5,559,319

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                             unaudited

1. Organization and significant accounting policies

Organization – Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended March 31, 2008, non-U.S. taxes paid on realized gains were $12,000. In addition, as of March 31, 2008, the liability for non-U.S. taxes based on realized and unrealized gains was $212,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002, and by tax authorities outside the U.S. for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the fund had tax basis undistributed ordinary income of $127,346,000 and undistributed long-term capital gain of $18,990,000.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of  investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$562,275
Gross unrealized depreciation on investment securities	<148,298>
Net unrealized appreciation on investment securities	413,977
Cost of investment securities	8,194,983

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2008			Year ended September 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$180,941	$12,161	$193,102	$87,625	-	$87,625
Class B	6,877	513	7,390	3,399	-	3,399
Class C	18,347	1,387	19,734	7,755	-	7,755
Class F	51,247	3,447	54,694	22,752	-	22,752
Class 529-A	4,515	306	4,821	2,263	-	2,263
Class 529-B	439	35	474	221	-	221
Class 529-C	1,939	152	2,091	836	-	836
Class 529-E	241	17	258	117	-	117
Class 529-F	453	30	483	201	-	201
Class R-1	395	31	426	125	-	125
Class R-2	2,810	216	3,026	1,287	-	1,287
Class R-3	3,391	241	3,632	1,478	-	1,478
Class R-4	1,725	116	1,841	713	-	713
Class R-5	6,821	448	7,269	2,622	-	2,622
Total	$280,141	$19,100	$299,241	$131,394	-	$131,394

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.450% on such assets in excess of $3 billion. The board of directors approved an amended agreement effective November 1, 2007, decreasing the annual rate on net assets in excess of $6 billion, from a rate of 0.45% to a rate of 0.41%. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $1,634,000. As a result, the fee shown on the accompanying financial statements of $16,344,000, which was equivalent to an annualized rate of 0.477%, was reduced to $14,710,000, or 0.429% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months, but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $60,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$6,037	$2,638	Not applicable	Not applicable	Not applicable
Class B	944	127	Not applicable	Not applicable	Not applicable
Class C	2,513	Included in administrative services	$376	$54	Not applicable
Class F	1,527		644	95	Not applicable
Class 529-A	110		58	9	$55
Class 529-B	62		7	2	6
Class 529-C	271		29	8	27
Class 529-E	15		3	1	3
Class 529-F	-		5	1	6
Class R-1	54		5	5	Not applicable
Class R-2	288		54	163	Not applicable
Class R-3	217		61	40	Not applicable
Class R-4	53		29	4	Not applicable
Class R-5	Not applicable		72	3	Not applicable
Total	$12,091	$2,765	$1,343	$385	$97

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $18,000, shown on the accompanying financial statements, includes $21,000 in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$2,077,019	102,508	$177,330	8,964	$(318,328)	(15,738)	$1,936,021	95,734
Class B	105,321	5,223	6,583	336	(17,765)	(880)	94,139	4,679
Class C	288,371	14,387	17,971	919	(44,460)	(2,223)	261,882	13,083
Class F	602,623	29,888	44,982	2,286	(115,455)	(5,738)	532,150	26,436
Class 529-A	40,222	1,985	4,821	243	(6,777)	(333)	38,266	1,895
Class 529-B	3,601	179	473	24	(282)	(15)	3,792	188
Class 529-C	21,267	1,056	2,090	106	(2,743)	(136)	20,614	1,026
Class 529-E	2,478	122	258	13	(231)	(11)	2,505	124
Class 529-F	3,801	188	483	24	(411)	(20)	3,873	192
Class R-1	6,337	314	426	22	(1,863)	(93)	4,900	243
Class R-2	35,186	1,747	3,026	154	(9,687)	(482)	28,525	1,419
Class R-3	46,899	2,318	3,628	184	(16,721)	(827)	33,806	1,675
Class R-4	23,963	1,186	1,841	93	(4,483)	(222)	21,321	1,057
Class R-5	91,428	4,516	7,079	358	(16,786)	(829)	81,721	4,045
Total net increase
(decrease)	$3,348,516	165,617	$270,991	13,726	$(555,992)	(27,547)	$3,063,515	151,796

Year ended September 30, 2007
Class A	$1,462,206	75,433	$79,126	4,109	$(409,704)	(21,198)	$1,131,628	58,344
Class B	45,510	2,360	3,010	157	(20,878)	(1,086)	27,642	1,431
Class C	192,086	10,019	7,025	368	(62,520)	(3,268)	136,591	7,119
Class F	506,243	26,233	18,677	974	(153,594)	(7,963)	371,326	19,244
Class 529-A	35,627	1,836	2,263	117	(7,039)	(363)	30,851	1,590
Class 529-B	2,976	154	221	12	(808)	(42)	2,389	124
Class 529-C	19,226	997	836	44	(3,823)	(198)	16,239	843
Class 529-E	1,831	95	117	6	(431)	(22)	1,517	79
Class 529-F	4,010	208	201	10	(600)	(30)	3,611	188
Class R-1	5,408	281	125	7	(1,040)	(55)	4,493	233
Class R-2	32,485	1,686	1,285	67	(12,991)	(675)	20,779	1,078
Class R-3	41,519	2,141	1,476	77	(14,123)	(730)	28,872	1,488
Class R-4	17,082	881	713	37	(4,526)	(233)	13,269	685
Class R-5	57,822	2,980	2,505	130	(13,676)	(708)	46,651	2,402
Total net increase
(decrease)	$2,424,031	125,304	$117,580	6,115	$(705,753)	(36,571)	$1,835,858	94,848

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2008, the fund had open forward currency contracts to purchase or sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at March 31, 2008

	Receive	Deliver	Amount	Unrealized (depreciation) appreciation

Purchases:

Canadian dollars
expiring 4/17 to 5/13/2008	$ C24,304	US$24,137	US$23,638	US$(499)

Euros
expiring 4/4 to 6/27/2008	€268,242	403,445	422,648	19,203

Japanese yen
expiring 4/4 to 6/17/2008	¥60,597,516	578,762	608,732	29,970

Norwegian kroner
expiring 5/13/2008	NKr109,672	21,286	21,471	185

Singapore dollars
expiring 6/17 to 9/10/2008	$ S74,189	54,000	54,075	75

Swiss francs
expiring 6/4 to 6/17/2008	CHF61,615	59,661	62,047	2,386

				51,320
Sales:

Australian dollars
expiring 4/9 to 6/17/2008	$152,484	$ A168,625	152,921	(437)

Brazilian reais
expiring 5/20/2008	2,868	BRL5,100	2,881	(13)

British pounds
expiring 4/4 to 6/20/2008	190,215	£96,393	190,779	(564)

Euros
expiring 4/14 to 6/27/2008	535,663	€354,878	559,026	(23,363)

Israeli shekels
expiring 4/11 to 6/20/2008	77,760	ILS270,798	76,652	1,108

Japanese yen
expiring 5/21/2008	3,640	¥390,000	3,921	(281)

Mexican pesos
expiring 5/21/2008	27,904	MXN304,500	28,392	(488)

Norwegian kroner
expiring 6/4 to 6/17/2008	29,754	NKr155,500	30,360	(606)

Swedish kronor
expiring 6/4 to 6/17/2008	29,907	SKr185,000	31,022	(1,115)

South African rand
expiring 5/19/2008	4,129	ZAR32,350	3,940	189

South Korean won
expiring 5/19 to 6/10/2008	34,567	KRW32,989,705	33,341	1,226

Turkish lire
expiring 5/1 to 6/2/2008	19,840	TRY26,625	19,614	226

Uruguayan pesos
expiring 5/19 to 6/10/2008	2,067	UYU43,025	2,071	(4)

				(24,122)

Forward currency contracts - net				US$27,198

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,269,226,000 and $2,588,896,000, respectively, during the six months ended March 31, 2008.

Financial highlights (1)

			Income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2008	(5)	$20.17	$.45	$.88	$1.33	$(.87)	$(.06)	$(.93)	$20.57	6.87%	$5,611.93%			(6)	.89%	(6)	4.48%	(6)
Year ended 9/30/2007		18.93	.84	1.04	1.88	(.64)	-	(.64)	20.17	10.14	3,569.98				.93		4.32
Year ended 9/30/2006		19.34	.78	(.23)	.55	(.74)	(.22)	(.96)	18.93	3.05	2,246.96				.91		4.19
Year ended 9/30/2005		19.02	.74	.50	1.24	(.82)	(.10)	(.92)	19.34	6.54	1,907.98				.93		3.76
Year ended 9/30/2004		18.37	.69	.74	1.43	(.78)	-	(.78)	19.02	7.96	1,166		1.03		1.02		3.74
Year ended 9/30/2003		15.60	.72	2.55	3.27	(.50)	-	(.50)	18.37	21.34	827		1.09		1.04		4.22
Class B:
Six months ended 3/31/2008	(5)	20.02	.38	.86	1.24	(.76)	(.06)	(.82)	20.44	6.47	255		1.67	(6)	1.63	(6)	3.74	(6)
Year ended 9/30/2007		18.79	.69	1.04	1.73	(.50)	-	(.50)	20.02	9.38	156		1.71		1.66		3.59
Year ended 9/30/2006		19.21	.63	(.23)	.40	(.60)	(.22)	(.82)	18.79	2.22	119		1.74		1.68		3.41
Year ended 9/30/2005		18.90	.58	.51	1.09	(.68)	(.10)	(.78)	19.21	5.75	111		1.74		1.70		2.99
Year ended 9/30/2004		18.27	.55	.73	1.28	(.65)	-	(.65)	18.90	7.12	78		1.77		1.77		3.00
Year ended 9/30/2003		15.52	.58	2.55	3.13	(.38)	-	(.38)	18.27	20.41	56		1.86		1.81		3.40
Class C:
Six months ended 3/31/2008	(5)	19.92	.37	.87	1.24	(.76)	(.06)	(.82)	20.34	6.49	675		1.71	(6)	1.66	(6)	3.70	(6)
Year ended 9/30/2007		18.71	.68	1.03	1.71	(.50)	-	(.50)	19.92	9.31	400		1.74		1.69		3.56
Year ended 9/30/2006		19.13	.62	(.23)	.39	(.59)	(.22)	(.81)	18.71	2.21	243		1.78		1.72		3.38
Year ended 9/30/2005		18.84	.57	.50	1.07	(.68)	(.10)	(.78)	19.13	5.66	204		1.78		1.74		2.96
Year ended 9/30/2004		18.22	.54	.73	1.27	(.65)	-	(.65)	18.84	7.11	110		1.82		1.82		2.95
Year ended 9/30/2003		15.48	.57	2.54	3.11	(.37)	-	(.37)	18.22	20.33	47		1.92		1.87		3.32
Class F:
Six months ended 3/31/2008	(5)	20.08	.45	.88	1.33	(.87)	(.06)	(.93)	20.48	6.89	1,538.90			(6)	.85	(6)	4.52	(6)
Year ended 9/30/2007		18.85	.85	1.03	1.88	(.65)	-	(.65)	20.08	10.18	977.92				.87		4.38
Year ended 9/30/2006		19.26	.78	(.23)	.55	(.74)	(.22)	(.96)	18.85	3.07	555.95				.89		4.22
Year ended 9/30/2005		18.95	.73	.50	1.23	(.82)	(.10)	(.92)	19.26	6.51	388.99				.95		3.75
Year ended 9/30/2004		18.31	.69	.73	1.42	(.78)	-	(.78)	18.95	7.94	186		1.05		1.04		3.73
Year ended 9/30/2003		15.55	.71	2.54	3.25	(.49)	-	(.49)	18.31	21.27	59		1.16		1.11		4.09
Class 529-A:
Six months ended 3/31/2008	(5)	20.21	.45	.88	1.33	(.86)	(.06)	(.92)	20.62	6.89	134.96			(6)	.91	(6)	4.46	(6)
Year ended 9/30/2007		18.97	.83	1.04	1.87	(.63)	-	(.63)	20.21	10.09	93		1.00		.95		4.30
Year ended 9/30/2006		19.38	.78	(.23)	.55	(.74)	(.22)	(.96)	18.97	3.02	57.99				.94		4.18
Year ended 9/30/2005		19.07	.73	.50	1.23	(.82)	(.10)	(.92)	19.38	6.51	39		1.02		.97		3.72
Year ended 9/30/2004		18.41	.69	.74	1.43	(.77)	-	(.77)	19.07	7.89	21		1.07		1.06		3.71
Year ended 9/30/2003		15.63	.72	2.56	3.28	(.50)	-	(.50)	18.41	21.35	9		1.07		1.02		4.16
Class 529-B:
Six months ended 3/31/2008	(5)	20.07	.37	.87	1.24	(.74)	(.06)	(.80)	20.51	6.39	15		1.78	(6)	1.74	(6)	3.64	(6)
Year ended 9/30/2007		18.84	.67	1.04	1.71	(.48)	-	(.48)	20.07	9.25	11		1.82		1.77		3.47
Year ended 9/30/2006		19.26	.61	(.23)	.38	(.58)	(.22)	(.80)	18.84	2.10	8		1.86		1.81		3.29
Year ended 9/30/2005		18.95	.55	.51	1.06	(.65)	(.10)	(.75)	19.26	5.55	7		1.90		1.86		2.83
Year ended 9/30/2004		18.32	.52	.73	1.25	(.62)	-	(.62)	18.95	6.95	4		1.96		1.95		2.81
Year ended 9/30/2003		15.56	.55	2.56	3.11	(.35)	-	(.35)	18.32	20.22	2		2.04		1.99		3.19
Class 529-C:
Six months ended 3/31/2008	(5)	20.05	.37	.87	1.24	(.75)	(.06)	(.81)	20.48	6.43	67		1.77	(6)	1.72	(6)	3.65	(6)
Year ended 9/30/2007		18.83	.67	1.04	1.71	(.49)	-	(.49)	20.05	9.23	45		1.81		1.76		3.49
Year ended 9/30/2006		19.25	.62	(.24)	.38	(.58)	(.22)	(.80)	18.83	2.14	27		1.84		1.79		3.32
Year ended 9/30/2005		18.94	.56	.51	1.07	(.66)	(.10)	(.76)	19.25	5.60	19		1.88		1.84		2.85
Year ended 9/30/2004		18.32	.52	.73	1.25	(.63)	-	(.63)	18.94	6.94	11		1.94		1.93		2.84
Year ended 9/30/2003		15.56	.56	2.55	3.11	(.35)	-	(.35)	18.32	20.24	5		2.02		1.97		3.22
Class 529-E:
Six months ended 3/31/2008	(5)	20.11	.42	.88	1.30	(.82)	(.06)	(.88)	20.53	6.70	8		1.26	(6)	1.21	(6)	4.16	(6)
Year ended 9/30/2007		18.88	.77	1.04	1.81	(.58)	-	(.58)	20.11	9.77	5		1.30		1.25		4.00
Year ended 9/30/2006		19.30	.72	(.24)	.48	(.68)	(.22)	(.90)	18.88	2.64	3		1.32		1.27		3.84
Year ended 9/30/2005		18.99	.66	.51	1.17	(.76)	(.10)	(.86)	19.30	6.13	2		1.36		1.31		3.39
Year ended 9/30/2004		18.35	.62	.73	1.35	(.71)	-	(.71)	18.99	7.53	1		1.41		1.40		3.36
Year ended 9/30/2003		15.59	.65	2.55	3.20	(.44)	-	(.44)	18.35	20.84	1		1.48		1.43		3.71

Class 529-F:
Six months ended 3/31/2008	(5)	$20.14	$.47	$.87	$1.34	$(.89)	$(.06)	$(.95)	$20.53	6.97%	$13.76%			(6)	.71%	(6)	4.66%	(6)
Year ended 9/30/2007		18.90	.87	1.04	1.91	(.67)	-	(.67)	20.14	10.33	9.80				.75		4.51
Year ended 9/30/2006		19.31	.81	(.23)	.58	(.77)	(.22)	(.99)	18.90	3.19	4.82				.77		4.35
Year ended 9/30/2005		18.98	.73	.51	1.24	(.81)	(.10)	(.91)	19.31	6.52	3.99				.95		3.75
Year ended 9/30/2004		18.36	.67	.72	1.39	(.77)	-	(.77)	18.98	7.72	2		1.16		1.15		3.62
Year ended 9/30/2003		15.60	.69	2.56	3.25	(.49)	-	(.49)	18.36	21.19	-	(7)	1.23		1.18		3.94
Class R-1:
Six months ended 3/31/2008	(5)	20.03	.37	.88	1.25	(.76)	(.06)	(.82)	20.46	6.45	14		1.72	(6)	1.67	(6)	3.70	(6)
Year ended 9/30/2007		18.82	.68	1.04	1.72	(.51)	-	(.51)	20.03	9.30	9		1.78		1.71		3.56
Year ended 9/30/2006		19.24	.63	(.23)	.40	(.60)	(.22)	(.82)	18.82	2.22	3		1.83		1.71		3.40
Year ended 9/30/2005		18.96	.58	.49	1.07	(.69)	(.10)	(.79)	19.24	5.60	2		1.85		1.73		2.97
Year ended 9/30/2004		18.32	.55	.74	1.29	(.65)	-	(.65)	18.96	7.14	1		1.95		1.82		2.94
Year ended 9/30/2003		15.57	.58	2.54	3.12	(.37)	-	(.37)	18.32	20.33	1		2.15		1.86		3.32
Class R-2:
Six months ended 3/31/2008	(5)	20.03	.38	.87	1.25	(.76)	(.06)	(.82)	20.46	6.45	95		1.85	(6)	1.64	(6)	3.73	(6)
Year ended 9/30/2007		18.81	.69	1.04	1.73	(.51)	-	(.51)	20.03	9.34	65		1.96		1.67		3.58
Year ended 9/30/2006		19.23	.64	(.23)	.41	(.61)	(.22)	(.83)	18.81	2.26	41		2.18		1.70		3.42
Year ended 9/30/2005		18.94	.58	.50	1.08	(.69)	(.10)	(.79)	19.23	5.68	26		2.23		1.71		2.99
Year ended 9/30/2004		18.32	.55	.74	1.29	(.67)	-	(.67)	18.94	7.18	11		2.51		1.78		2.99
Year ended 9/30/2003		15.57	.58	2.55	3.13	(.38)	-	(.38)	18.32	20.38	3		2.91		1.81		3.29
Class R-3:
Six months ended 3/31/2008	(5)	20.13	.42	.88	1.30	(.82)	(.06)	(.88)	20.55	6.74	109		1.26	(6)	1.22	(6)	4.16	(6)
Year ended 9/30/2007		18.90	.77	1.04	1.81	(.58)	-	(.58)	20.13	9.74	73		1.31		1.26		4.00
Year ended 9/30/2006		19.32	.71	(.23)	.48	(.68)	(.22)	(.90)	18.90	2.68	41		1.32		1.27		3.82
Year ended 9/30/2005		18.99	.66	.50	1.16	(.73)	(.10)	(.83)	19.32	6.07	43		1.36		1.32		3.37
Year ended 9/30/2004		18.32	.63	.75	1.38	(.71)	-	(.71)	18.99	7.59	8		1.42		1.40		3.38
Year ended 9/30/2003		15.59	.64	2.53	3.17	(.44)	-	(.44)	18.32	20.81	2		1.73		1.43		3.68
Class R-4:
Six months ended 3/31/2008	(5)	20.16	.45	.89	1.34	(.87)	(.06)	(.93)	20.57	6.87	54.94			(6)	.89	(6)	4.49	(6)
Year ended 9/30/2007		18.92	.84	1.04	1.88	(.64)	-	(.64)	20.16	10.08	32.98				.93		4.34
Year ended 9/30/2006		19.34	.78	(.24)	.54	(.74)	(.22)	(.96)	18.92	3.04	17.99				.94		4.17
Year ended 9/30/2005		19.03	.74	.50	1.24	(.83)	(.10)	(.93)	19.34	6.51	11.98				.94		3.77
Year ended 9/30/2004		18.40	.69	.73	1.42	(.79)	-	(.79)	19.03	7.91	4		1.11		1.05		3.72
Year ended 9/30/2003		15.63	.70	2.57	3.27	(.50)	-	(.50)	18.40	21.34	-	(7)	2.70		1.08		3.94
Class R-5:
Six months ended 3/31/2008	(5)	20.19	.49	.88	1.37	(.91)	(.06)	(.97)	20.59	7.05	200.63			(6)	.58	(6)	4.80	(6)
Year ended 9/30/2007		18.95	.90	1.03	1.93	(.69)	-	(.69)	20.19	10.43	115.67				.62		4.65
Year ended 9/30/2006		19.35	.83	(.22)	.61	(.79)	(.22)	(1.01)	18.95	3.36	62.69				.64		4.46
Year ended 9/30/2005		19.04	.79	.50	1.29	(.88)	(.10)	(.98)	19.35	6.78	63.69				.65		4.04
Year ended 9/30/2004		18.38	.75	.74	1.49	(.83)	-	(.83)	19.04	8.32	32.73				.72		4.04
Year ended 9/30/2003		15.62	.77	2.54	3.31	(.55)	-	(.55)	18.38	21.60	25.81				.76		4.49

	Six months ended
	March 31,	Year ended September 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	40%	76%	91%	72%	79%	83%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,068.74	$4.60	.89%
Class A -- assumed 5% return	1,000.00	1,020.55	4.50	.89
Class B -- actual return	1,000.00	1,064.75	8.41	1.63
Class B -- assumed 5% return	1,000.00	1,016.85	8.22	1.63
Class C -- actual return	1,000.00	1,064.92	8.57	1.66
Class C -- assumed 5% return	1,000.00	1,016.70	8.37	1.66
Class F -- actual return	1,000.00	1,068.89	4.40	.85
Class F -- assumed 5% return	1,000.00	1,020.75	4.29	.85
Class 529-A -- actual return	1,000.00	1,068.92	4.71	.91
Class 529-A -- assumed 5% return	1,000.00	1,020.45	4.60	.91
Class 529-B -- actual return	1,000.00	1,063.92	8.98	1.74
Class 529-B -- assumed 5% return	1,000.00	1,016.30	8.77	1.74
Class 529-C -- actual return	1,000.00	1,064.27	8.88	1.72
Class 529-C -- assumed 5% return	1,000.00	1,016.40	8.67	1.72
Class 529-E -- actual return	1,000.00	1,066.96	6.25	1.21
Class 529-E -- assumed 5% return	1,000.00	1,018.95	6.11	1.21
Class 529-F -- actual return	1,000.00	1,069.70	3.67	.71
Class 529-F -- assumed 5% return	1,000.00	1,021.45	3.59	.71
Class R-1 -- actual return	1,000.00	1,064.51	8.62	1.67
Class R-1 -- assumed 5% return	1,000.00	1,016.65	8.42	1.67
Class R-2 -- actual return	1,000.00	1,064.47	8.46	1.64
Class R-2 -- assumed 5% return	1,000.00	1,016.80	8.27	1.64
Class R-3 -- actual return	1,000.00	1,067.39	6.31	1.22
Class R-3 -- assumed 5% return	1,000.00	1,018.90	6.16	1.22
Class R-4 -- actual return	1,000.00	1,068.73	4.60	.89
Class R-4 -- assumed 5% return	1,000.00	1,020.55	4.50	.89
Class R-5 -- actual return	1,000.00	1,070.49	3.00	.58
Class R-5 -- assumed 5% return	1,000.00	1,022.10	2.93	.58

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

[logo - American Funds®]

The right choice for the long term®

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2008, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-931-0508P

Litho in USA WG/CG/8098-S10076

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Capital World Bond Fund®
Investment portfolio

March 31, 2008
unaudited

Bonds & notes — 91.36%	Principal amount (000)	Market value (000)

EUROS — 30.71%
German Government 4.50% 2009	€660	US$ 1,051
German Government 5.25% 2011	88,485	145,963
German Government 5.00% 2012	61,340	101,955
German Government 3.75% 2013	33,075	52,607
German Government 4.50% 2013	28,575	46,890
German Government 4.25% 2014	65,045	105,733
German Government 3.50% 2016	33,400	51,531
German Government, Series 6, 4.00% 2016	78,170	124,323
German Government 1.50% 2016[1,2]	6,769	10,793
German Government 3.75% 2017	62,500	97,516
German Government, Series 7, 4.00% 2018	214,620	341,720
German Government 6.25% 2024	95,635	182,653
German Government 6.25% 2030	55,145	106,955
German Government 4.75% 2034	6,775	11,002
Belgium (Kingdom of), Series 43, 4.25% 2014	59,565	95,741
Belgium (Kingdom of), Series 49, 4.00% 2017	65,680	102,255
Netherlands Government Eurobond 5.50% 2010	25,000	41,074
Netherlands Government Eurobond 4.25% 2013	41,690	67,436
Netherlands Government Eurobond 4.00% 2018	5,650	8,842
Netherlands Government Eurobond 7.50% 2023	10,900	22,949
Netherlands Government Eurobond 4.00% 2037	4,550	6,453
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 2013[3]	25,500	41,024
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 2016[3]	60,700	93,884
Schering-Plough Corp. 5.375% 2014	41,175	61,718
Dexia Municipal Agency 3.50% 2009[3]	1,428	2,232
Dexia Municipal Agency 4.50% 2017[3]	29,550	46,779
French Government O.A.T. Eurobond 3.00% 2012[1,2]	3,262	5,589
French Government O.A.T. Eurobond 5.00% 2016	7,000	11,825
French Government O.A.T. Eurobond Strip Principal 0% 2019	7,500	7,279
French Government O.A.T. Eurobond 2.441% 2020[1,2]	2,517	4,199
French Government O.A.T. Eurobond 4.75% 2035	10,800	17,307
French Government O.A.T. Eurobond 4.00% 2055	1,650	2,300
Spanish Government 2.90% 2008	9,310	14,607
Spanish Government 4.20% 2013	7,300	11,712
Spanish Government 4.10% 2018	14,000	21,910
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	8,000	13,084
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	1,410	2,194
UniCredito Italiano SpA 3.95% 2016	6,800	9,258
UniCredito Italiano SpA, Series 172, 4.125% 2016[4]	460	697
UniCredito Italiano SpA 5.75% 2017	8,500	13,341
Bayer AG 5.00% (undated)[4]	26,035	35,468
Rheinische Hypothekenbank Eurobond 4.25% 2008[3]	3,000	4,736
Rheinische Hypothekenbank Eurobond 4.50% 2013[3]	15,900	25,577
Société Générale 5.625% 2012	2,000	3,207
Société Générale 4.20% 2012	6,000	9,145
Société Générale 4.875% 2014[4]	2,250	3,506
Société Générale 4.50% 2019[4]	1,640	2,422
Société Générale 6.999% (undated)[4]	7,350	10,865
Veolia Environnement 4.875% 2013	5,925	9,223
Veolia Environnement 4.375% 2017	5,200	7,491
Veolia Environnement 6.125% 2033	7,915	11,365
Telecom Italia SpA 7.25% 2012	4,930	7,928
Telecom Italia SpA 7.75% 2033	12,568	19,769
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,180
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	13,900	20,200
NGG Finance PLC 6.125% 2011	2,000	3,259
National Grid Transco PLC 4.375% 2020	12,280	16,304
Gaz Capital SA 5.875% 2015	3,250	4,613
Gaz Capital SA 5.875% 2015	7,500	10,645
Gaz Capital SA 6.605% 2018	3,000	4,234
Santander Issuances, SA Unipersonal 5.435 2017[4]	7,500	11,572
Santander Perpetual, SA Unipersonal 4.375% (undated)[2,4]	5,840	7,767
Resona Bank, Ltd. 3.75% 2015[4]	5,565	8,214
Resona Bank, Ltd. 4.125% (undated)[4]	4,935	6,588
Resona Bank, Ltd 4.125% (undated)[4]	2,500	3,337
DaimlerChrysler International Finance BV 7.00% 2011	9,675	16,166
Saint-Gobain Nederland BV 5.00% 2010	8,000	12,641
Saint-Gobain Nederland BV 5.00% 2014	1,925	2,906
Metro Finance BV 4.625% 2011	8,980	13,938
Austria (Republic of) 4.30% 2017	8,210	13,164
GlaxoSmithKline Capital PLC 5.125% 2012	1,000	1,594
GlaxoSmithKline Capital PLC 5.625% 2017	7,000	11,292
Banque Centrale de Tunisie 4.75% 2011	3,100	4,803
Banque Centrale de Tunisie 4.75% 2011	3,750	5,811
Banque Centrale de Tunisie 6.25% 2013	1,350	2,199
E.ON International Finance BV 5.75% 2009	750	1,199
E.ON International Finance BV 5.125% 2012	3,205	5,153
E.ON International Finance BV 5.50% 2017	4,010	6,446
Shinsei Bank, Ltd. 3.75% 2016[4]	4,000	5,656
Shinsei Bank, Ltd. 3.75% 2016[4]	4,790	6,772
General Motors Corp. 7.25% 2013	4,750	5,963
General Motors Corp. 8.375% 2033	5,900	6,267
Sumitomo Mitsui Banking Corp. 4.375% 2014[4]	3,445	5,261
Sumitomo Mitsui Banking Corp. 4.375% (undated)[2,4]	5,475	6,553
Pfizer Inc. 4.75% 2014	7,000	11,120
Deutsche Telekom International Finance BV 8.125% 2012[4]	5,160	8,863
Koninklijke KPN NV 4.75% 2017	6,250	8,706
Barclays Bank PLC 4.50% 2019	6,000	8,603
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	5,810	8,013
PLD International Finance LLC 4.375% 2011	5,200	7,439
GIE PSA Trésorerie 5.875% 2011	4,420	7,158
Renault SA 4.375% 2013	4,750	7,066
Bouygues SA 4.375% 2014	4,775	7,045
France Télécom 7.25% 2013	4,000	6,905
Royal Bank of Scotland PLC 4.875% 2009	750	1,179
Royal Bank of Scotland PLC 6.00% 2013	960	1,559
Royal Bank of Scotland PLC 4.625% 2021[4]	3,000	4,089
Northern Rock PLC, Series 7, 4.125% 2017[3]	4,650	6,806
Croatian Government 5.00% 2014	4,215	6,664
BMW U.S. Capital LLC 4.625% 2013	4,180	6,578
British Telecommunications PLC 5.25% 2013	4,250	6,542
Volvo Treasury AB 5.00% 2017	4,350	6,431
ABN AMRO Bank NV 4.31% (undated)[4]	5,250	6,369
Standard Chartered Bank 5.875% 2017	4,000	5,911
AstraZeneca PLC 4.625% 2010	3,600	5,700
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	5,670
Edcon Pty Ltd. 7.856% 2014[4]	2,000	2,100
Edcon Pty Ltd. 7.856% 2014[4]	2,750	2,888
Edcon Pty Ltd. 10.106% 2015[4]	750	539
UPM-Kymmene Corp. 6.125% 2012	3,200	4,788
Delhaize Group 5.625% 2014	3,000	4,444
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,366
Lafarge 5.375% 2017	3,000	4,318
FCE Bank PLC 7.125% 2012	2,850	3,606
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,444
Bulgaria (Republic of) 7.50% 2013	1,638	2,860
Bulgaria (Republic of) 7.50% 2013	250	436
Romania (Republic of) 8.50% 2012	1,750	3,101
Ukraine Government 4.95% 2015	2,200	3,057
International Endesa BV 5.375% 2013	1,750	2,827
Deutsche Bank AG 5.125% 2013	1,700	2,684
Fortum Oyj 4.625% 2010	1,590	2,514
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[4]	1,500	2,346
Tesco PLC 4.75% 2010	1,205	1,911
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 2015[4]	1,100	1,621
Commerzbank AG 6.125% 2011	1,000	1,600
Stora Enso Oyj 5.125% 2014	1,000	1,343
NXP BV and NXP Funding LLC 7.326% 2013[4]	1,000	1,255
Edison SpA 5.125% 2010	750	1,194
AEGON NV 4.625% 2008	750	1,184
ING Verzekeringen NV 6.25% 2021[4]	750	1,174
Finland (Republic of) 5.75% 2011	500	834
iesy Repository GmbH 10.125% 2015	500	746
Governor and Co. of the Bank of Ireland 6.45% 2010	415	668
RWE Finance BV 6.125% 2012	250	418
BNP Paribas 5.25% 2014[4]	250	395
WDAC Intermediate Corp. 8.50% 2014	125	144
		2,699,001

JAPANESE YEN — 7.19%
Japanese Government 0.90% 2008	¥4,839,150	48,590
Japanese Government 1.80% 2010	5,700,000	58,510
Japanese Government 1.10% 2011	90,000	914
Japanese Government 1.30% 2011	8,071,000	82,555
Japanese Government 0.50% 2013	2,180,000	21,575
Japanese Government 1.50% 2014	22,659,500	236,696
Japanese Government 0.50% 2015[1,2]	2,537,031	24,605
Japanese Government 1.70% 2016	4,858,700	51,146
Japanese Government 1.70% 2017	1,045,250	10,940
Japanese Government 1.20% 2017[1,2]	110,762	1,114
Japanese Government 1.20% 2017[1,2]	4,492,671	44,971
Japanese Government 2.30% 2035	3,493,800	34,555
KfW International Finance Inc. 1.75% 2010	100,000	1,023
KfW 1.35% 2014	716,000	7,326
European Investment Bank 1.40% 2017	721,700	7,355
		631,875

BRITISH POUNDS — 4.09%
United Kingdom 5.75% 2009	£1,750	US$ 3,582
United Kingdom 4.75% 2010	7,000	14,139
United Kingdom 5.25% 2012	13,525	28,185
United Kingdom 5.00% 2014	12,050	25,260
United Kingdom 4.75% 2015	15,710	32,428
United Kingdom 8.00% 2015	600	1,484
United Kingdom 4.00% 2016	27,150	53,154
United Kingdom 2.50% 2016[1]	450	996
United Kingdom 4.75% 2020	28,915	58,702
United Kingdom 8.00% 2021	11,430	30,278
United Kingdom 6.00% 2028	19,865	46,864
United Kingdom 4.75% 2038	9,960	20,995
United Kingdom 4.25% 2055	250	500
Abbey National PLC 7.50% (undated)[4]	3,010	5,825
Abbey National PLC 7.50% (undated)[4]	450	878
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	3,485	5,940
Commerzbank AG 6.625% 2019	3,000	5,459
Tesco PLC 5.50% 2033	2,640	4,726
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]	2,400	4,725
HSBC Holdings PLC 6.375% 2022[4]	2,000	3,868
Northern Rock PLC 5.625% 2015[4]	1,000	1,615
Northern Rock PLC 6.375% 2019	1,000	1,762
Countrywide Home Loans, Inc. 5.875% 2008	1,130	2,063
Bayer AG, Series 41, 5.625% 2018	1,100	2,042
Halifax Building Society 11.00% 2014	650	1,504
General Electric Capital Corp. 5.625% 2031	750	1,372
UPM-Kymmene Corp. 6.625% 2017	750	1,335
		359,681

AUSTRALIAN DOLLARS — 2.94%
Queensland Treasury Corp. 6.00% 2011	$ A 7,450	6,657
Queensland Treasury Corp. 6.00% 2015	80,204	70,472
Queensland Treasury Corp. 6.00% 2017	24,610	21,490
European Investment Bank 6.125% 2017	80,955	70,462
New South Wales Treasury Corp. 5.50% 2014	62,950	54,001
KfW 6.25% 2012	38,300	33,849
Countrywide Financial Corp. 6.25% 2010	2,000	1,470
		258,401

MALAYSIAN RINGGIT — 2.85%
Malaysian Government 3.869% 2010	MYR 45,000	14,199
Malaysian Government 3.756% 2011	242,450	76,542
Malaysian Government 3.833% 2011	142,000	44,980
Malaysian Government 3.718% 2012	235,374	74,337
Malaysian Government 4.262% 2016	25,380	8,213
Malaysian Government 3.814% 2017	101,950	31,901
		250,172

SWEDISH KRONOR — 2.76%
Swedish Government 5.00% 2009	SKr175,170	29,709
Swedish Government 5.25% 2011	279,150	48,930
Swedish Government 1.049% 2012[1]	27,462	4,569
Swedish Government 4.00% 2012[3]	140,000	23,127
Swedish Government 6.75% 2014	299,425	58,260
Swedish Government 5.00% 2020	86,890	15,999
Nordea Hypotek AB 4.00% 2012[3]	140,000	23,083
AB Spintab 6.00% 2009	131,900	22,516
Stadshypotek AB 6.00% 2012[3]	79,000	14,152
European Investment Bank 4.50% 2014	15,000	2,548
		242,893

ISRAELI SHEKELS — 2.28%
Israeli Government 7.50% 2014[2]	ILS267,083	84,176
Israeli Government 5.00% 2015[1,2]	22,108	7,310
Israeli Government 6.50% 2016[2]	279,185	83,406
Israeli Government 5.50% 2017[2]	90,132	25,055
		199,947

SINGAPORE DOLLARS — 2.16%
Singapore (Republic of) 4.375% 2009	$ S 56,495	42,082
Singapore (Republic of) 3.125% 2011	157,915	121,017
Singapore (Republic of) 3.75% 2016	32,520	26,299
		189,398

POLISH ZLOTY — 2.02%
Polish Government, Series 608, 5.75% 2008	PLN 25,880	11,627
Polish Government 6.00% 2009	45,220	20,264
Polish Government 6.00% 2010	68,235	30,593
Polish Government 5.00% 2013	210,945	90,158
Polish Government 5.25% 2017	58,210	24,892
		177,534

MEXICAN PESOS — 1.58%
United Mexican States Government, Series M, 7.50% 2012	MXN200,000	18,930
United Mexican States Government 9.00% 2012	225,000	22,533
United Mexican States Government, Series MI10, 9.50% 2014	438,663	45,840
United Mexican States Government, Series M10, 8.00% 2015	75,000	7,289
United Mexican States Government, Series M20, 10.00% 2024	334,453	38,795
United Mexican States Government, Series M30, 10.00% 2036	30,000	3,612
América Móvil, SAB de CV 8.46% 2036	15,000	1,400
		138,399

SOUTH KOREAN WON — 1.03%
South Korean Government 4.50% 2008	KRW 9,885,000	9,961
South Korean Government 5.00% 2011	14,671,560	14,782
South Korean Government 4.25% 2014	37,784,900	36,271
South Korean Government 5.00% 2016	23,400,210	23,268
South Korean Government 2.75% 2017[1,2]	5,818,446	5,905
		90,187

DANISH KRONER — 1.02%
Nykredit 4.00% 2035[3]	DKr170,915	32,466
Nykredit 6.00% 2038[3]	68,922	14,603
Nykredit 5.00% 2038[3]	161,830	32,797
Nordea Kredit 5.00% 2038[3]	48,128	9,935
		89,801

TURKISH LIRE — 0.97%
Turkey (Republic of) Treasury Bill 0% 2008[2]	TRY22,380	16,053
Turkey (Republic of) 15.00% 2010[2]	20,000	14,291
Turkey (Republic of) 14.00% 2011[2]	3,650	2,477
Turkey (Republic of) 16.00% 2012[2]	13,870	9,707
Turkey (Republic of) 10.00% 2012[1,2]	57,781	42,700
		85,228

EGYPTIAN POUNDS — 0.95%
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	EGP 525	96
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	130,000	23,714
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	10,000	1,806
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	48,000	8,626
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	19,625	3,515
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	31,000	5,641
Egypt (Arab Republic of) 9.10% 2010[2]	39,650	7,320
Egypt (Arab Republic of) 9.10% 2010[2]	1,955	362
Egypt (Arab Republic of) 11.50% 2011[2]	5,865	1,157
Egypt (Arab Republic of) 9.10% 2012[2]	82,870	15,119
Egypt (Arab Republic of) 8.85% 2013[2]	59,000	10,599
Egypt (Arab Republic of) 11.625% 2014[2]	18,535	3,729
Egypt (Arab Republic of) 9.20% 2014[2]	8,925	1,625
		83,309

BRAZILIAN REAIS — 0.74%
Brazilian Treasury Bill 6.00% 2010[1,2]	BRL15,479	8,430
Brazilian Treasury Bill 6.00% 2015[1,2]	26,768	13,831
Brazil (Federal Republic of) Global 12.50% 2016	775	477
Brazilian Treasury Bill 6.00% 2017[1,2]	4,852	2,478
Brazil (Federal Republic of) 10.00% 2017[2]	67,120	32,019
Brazil (Federal Republic of) Global 12.50% 2022[2]	3,500	2,187
Brazil (Federal Republic of) Global 10.25% 2028	11,120	5,944
		65,366

NORWEGIAN KRONER — 0.64%
Norwegian Government 5.50% 2009	NKr 85,425	16,873
Norwegian Government 6.50% 2013	183,900	39,696
		56,569

INDONESIAN RUPIAH — 0.59%
Indonesia (Republic of) 10.00% 2011	IDR 4,000,000	434
Indonesia (Republic of) 14.275% 2013	69,100,000	8,664
Indonesia (Republic of) 12.50% 2013	213,050,000	24,915
Indonesia (Republic of) 11.00% 2014	35,000,000	3,838
Indonesia (Republic of) 11.00% 2020	37,975,000	3,901
Indonesia (Republic of) 12.80% 2021	69,133,000	7,917
Indonesia (Republic of) 12.90% 2022	15,705,000	1,809
Indonesia (Republic of) 11.00% 2025	1,258,000	126
		51,604

CANADIAN DOLLARS — 0.28%
Canadian Government 5.50% 2010	$ C13,755	14,210
Canadian Government 5.25% 2012	6,000	6,377
Canadian Government 5.75% 2029	2,250	2,757
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	990
		24,334

HUNGARIAN FORINT — 0.19%
Hungarian Government 7.25% 2012	HUF3,010,800	16,914

URUGUAYAN PESOS — 0.16%
Uruguay (Republic of) 5.00% 2018[1,2]	UYU40,058	2,175
Uruguay (Republic of) 4.25% 2027[1,2,3]	144,287	7,688
Uruguay (Republic of) 3.70% 2037[1,2,3]	99,820	4,535
		14,398

SOUTH AFRICAN RAND — 0.10%
South Africa (Republic of), Series 204, 8.00% 2018	ZAR41,250	4,687
South Africa (Republic of), Series 197, 7.676% 2023[1,2]	23,237	4,148
		8,835

ARGENTINE PESOS — 0.09%
Argentina (Republic of) 5.83% 2033[1,2,3,6]	ARS19,241	4,030
Argentina (Republic of) GDP-Linked 2035	40,842	1,289
Argentina (Republic of) 0.63% 2038[1,2,3]	35,594	2,828
		8,147

DOMINICAN PESOS — 0.06%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	DOP122,949	3,444
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	72,130	2,021
		5,465

COLOMBIAN PESOS — 0.01%
Colombia (Republic of) Global 11.75% 2010	COP753,000	420

U.S. DOLLARS — 25.95%
U.S. Treasury 3.375% 2008	US$16,015	16,213
U.S. Treasury 3.375% 2008	980	994
U.S. Treasury 4.875% 2008	13,741	13,934
U.S. Treasury 5.625% 2008	1,750	1,759
U.S. Treasury 5.50% 2009	18,560	19,381
U.S. Treasury 5.75% 2010	44,000	48,231
U.S. Treasury 4.25% 2011	13,820	14,783
U.S. Treasury 4.50% 2011	2,960	3,193
U.S. Treasury 4.875% 2011	780	854
U.S. Treasury 2.375% 2011[1,2]	6,188	6,653
U.S. Treasury 4.875% 2012	59,050	65,199
U.S. Treasury 3.00% 2012[1,2]	11,750	13,168
U.S. Treasury 3.875% 2013	6,000	6,406
U.S. Treasury 4.25% 2013	1,330	1,448
U.S. Treasury 4.00% 2014	20,540	22,154
U.S. Treasury 2.00% 2014[1,2]	31,576	34,191
U.S. Treasury 5.125% 2016	7,250	8,256
U.S. Treasury 4.625% 2017	30,930	33,955
U.S. Treasury 8.875% 2017	5,860	8,348
U.S. Treasury 2.375% 2017[1,2]	12,035	13,423
U.S. Treasury 7.875% 2021	1,000	1,389
U.S. Treasury 8.00% 2021	7,760	10,956
U.S. Treasury 5.25% 2029	5,225	5,900
U.S. Treasury 3.375% 2032[1,2]	1,177	1,544
U.S. Treasury 4.50% 2036	1,680	1,736
Fannie Mae 5.25% 2012	39,500	41,270
Fannie Mae 5.00% 2017[3]	1,011	1,029
Fannie Mae 5.00% 2019[3]	346	351
Fannie Mae, Series 2001-4, Class GA, 10.22% 2025[3,4]	24	27
Fannie Mae 6.00% 2026[3]	1,205	1,241
Fannie Mae 5.50% 2034[3]	1,018	1,033
Fannie Mae 4.50% 2035[3]	2,325	2,243
Fannie Mae 4.50% 2035[3]	2,922	2,819
Fannie Mae 5.50% 2035[3]	7,036	7,140
Fannie Mae 6.00% 2036[3]	4,488	4,602
Fannie Mae 6.50% 2036[3]	6,827	7,035
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	1,583	1,637
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	6,437	4,999
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	5,225	4,275
Fannie Mae 5.00% 2037[3]	1,892	1,874
Fannie Mae 5.50% 2037[3]	936	946
Fannie Mae 6.00% 2037[3]	15,906	16,325
Fannie Mae 6.00% 2037[3]	7,127	7,315
Fannie Mae 6.00% 2037[3]	10,786	11,070
Fannie Mae 6.00% 2037[3]	14,000	14,356
Fannie Mae 6.50% 2037[3]	1,782	1,848
Fannie Mae 6.50% 2037[3]	4,115	4,272
Fannie Mae 6.50% 2037[3]	6,490	6,730
Fannie Mae 5.50% 2037[3]	4,210	4,215
Fannie Mae 5.50% 2037[3]	6,022	6,030
Fannie Mae 6.50% 2037[3]	2,416	2,490
Fannie Mae 6.00% 2037[3]	17,620	18,045
Fannie Mae 6.50% 2038[3]	16,370	16,975
Fannie Mae 5.325% 2038[3,4]	13,293	13,554
Fannie Mae 4.522% 2038[3,4]	3,051	3,073
Fannie Mae 4.443% 2038[3,4]	7,568	7,595
Fannie Mae 6.50% 2047[3]	4,865	4,993
Fannie Mae 6.50% 2047[3]	2,878	2,954
Fannie Mae 6.50% 2047[3]	2,081	2,136
Fannie Mae 7.00% 2047[3]	1,950	2,026
Fannie Mae 6.50% 2048[3]	10,140	10,407
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	6,462	5,110
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	6,882	5,388
Freddie Mac 5.50% 2037[3]	13,849	13,995
Freddie Mac 5.50% 2037[3]	7,500	7,579
Freddie Mac 6.00% 2037[3]	12,425	12,753
Freddie Mac 6.00% 2037[3]	2,522	2,589
Freddie Mac 4.78% 2037[3,4]	5,713	5,783
Freddie Mac 5.724% 2037[3,4]	1,938	1,984
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	1,885	1,466
Freddie Mac 5.00% 2038[3]	4,810	4,765
Freddie Mac 5.00% 2038[3]	9,395	9,307
Freddie Mac 5.00% 2038[3]	9,570	9,486
Freddie Mac 5.50% 2038[3]	7,460	7,531
Freddie Mac 4.679% 2038[3,4]	9,471	9,522
Freddie Mac 5.478% 2038[3,4]	13,500	13,674
Freddie Mac 4.952% 2038[3,4]	2,580	2,608
Federal Home Loan Bank 5.125% 2008	4,970	5,018
Federal Home Loan Bank 5.125% 2013	15,000	16,242
Federal Home Loan Bank 5.625% 2016	11,875	12,382
Gaz Capital SA, Series 7, 6.212% 2016	13,000	12,057
Gaz Capital SA 6.51% 2022[5]	5,310	4,746
Gaz Capital SA, Series 9, 6.51% 2022	2,800	2,503
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	2,280
Gaz Capital SA 7.288% 2037[5]	11,875	10,891
Argentina (Republic of) 1.933% 2012[2,3,4]	7,775	4,120
Argentina (Republic of) 7.00% 2015[2]	14,800	11,322
Argentina (Republic of) GDP-Linked 2035	88,270	10,637
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3,5]	10,178	7,039
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	5,000	4,769
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[2,3]	5,446	3,812
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	2,300	2,208
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[3,4]	1,905	1,918
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3]	1,625	1,663
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035[3]	1,325	1,349
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[3]	637	571
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3]	500	478
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3]	176	167
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[3]	5	5
TuranAlem Finance BV 8.00% 2014	5,470	4,540
TuranAlem Finance BV 8.50% 2015[5]	1,935	1,608
TuranAlem Finance BV 8.50% 2015	8,015	6,662
TuranAlem Finance BV 8.25% 2037[5]	6,775	5,364
TuranAlem Finance BV, Series 8, 8.25% 2037	5,205	4,121
British Telecommunications PLC 5.95% 2018	15,400	14,949
British Telecommunications PLC 9.125% 2030[4]	4,600	5,719
Santander Issuances, SA Unipersonal 2.902% 2016[4,5]	2,100	1,915
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	5,400	5,362
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	11,400	10,291
Abbey National PLC 6.70% (undated)[4]	2,472	2,390
Indonesia (Republic of) 6.75% 2014[5]	1,250	1,316
Indonesia (Republic of) 6.875% 2017[5]	1,000	1,050
Indonesia (Republic of) 6.875% 2018[5]	3,500	3,684
Indonesia (Republic of) 6.625% 2037[5]	4,000	3,690
Indonesia (Republic of) 7.75% 2038[5]	9,000	9,360
HSBK (Europe) BV 7.75% 2013	4,765	4,567
HSBK (Europe) BV 7.25% 2017[5]	13,215	11,625
HSBK (Europe) BV 7.25% 2017	1,860	1,636
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	1,750	1,806
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	14,480	14,393
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[5]	1,250	1,128
Russian Federation 7.50% 2030[3]	14,716	16,988
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3]	9,327	9,046
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[3]	4,806	4,694
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	2,899	2,792
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	19,390	16,487
UniCredito Italiano SpA 6.00% 2017[5]	9,875	9,800
UniCredito Italiano SpA 5.584% 2017[4,5]	2,730	2,761
HVB Funding Trust I 8.741% 2031[2,5]	4,250	3,759
Scottish Power PLC 5.375% 2015	12,700	12,751
Scottish Power PLC 5.81% 2025	3,725	3,442
Korea Development Bank 5.30% 2013	15,700	16,103
Vodafone Group PLC 5.625% 2017	9,100	8,864
Vodafone Group PLC 6.15% 2037	7,600	7,107
Target Corp. 5.125% 2013	2,000	2,054
Target Corp. 6.00% 2018	10,875	11,153
Target Corp. 7.00% 2038	2,600	2,681
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,250	11,089
Development Bank of Singapore Ltd. 7.125% 2011[5]	3,800	4,150
Resona Bank, Ltd. 5.85% (undated)[2,4,5]	19,035	14,867
Koninklijke KPN NV 8.00% 2010	8,400	9,025
Koninklijke KPN NV 8.375% 2030	4,900	5,622
AstraZeneca PLC 5.40% 2012	1,250	1,320
AstraZeneca PLC 5.90% 2017	12,500	13,237
Singapore Telecommunications Ltd. 6.375% 2011[5]	8,540	9,239
Singapore Telecommunications Ltd. 7.375% 2031[5]	4,500	4,770
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	13,125	12,169
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	1,970	1,824
Turkey (Republic of) 7.25% 2015	6,325	6,689
Turkey (Republic of) 6.75% 2018[2]	3,000	2,959
Turkey (Republic of) 8.00% 2034	4,200	4,326
Enersis SA 7.375% 2014	11,935	13,181
General Electric Co. 5.00% 2013	2,775	2,877
General Electric Co. 5.25% 2017	10,200	10,205
Barclays Bank PLC 5.926% (undated)[2,4,5]	3,185	2,592
Barclays Bank PLC 7.434% (undated)[4,5]	11,525	10,437
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	900	905
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	4,725	4,631
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	8,000	7,305
Nextel Communications, Inc., Series E, 6.875% 2013	6,725	5,317
Nextel Communications, Inc., Series F, 5.95% 2014	3,325	2,463
Sprint Capital Corp. 6.875% 2028	4,050	3,024
Sprint Capital Corp. 8.75% 2032	2,125	1,800
Ukraine Government 6.58% 2016	5,000	4,981
Ukraine Government 6.75% 2017[5]	3,100	3,058
Ukraine Government 6.75% 2017	4,600	4,538
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[2,3]	18,428	12,531
Société Générale 5.75% 2016[2,5]	7,510	7,457
Société Générale 5.922% (undated)[4,5]	6,200	5,070
American Tower Corp. 7.125% 2012	320	329
American Tower Corp. 7.50% 2012	475	488
American Tower Corp. 7.00% 2017[5]	11,400	11,457
ORIX Corp. 5.48% 2011	12,190	11,814
State of Qatar 9.75% 2030	7,250	11,310
Kraft Foods Inc. 6.125% 2018	11,100	11,113
Williams Companies, Inc. 6.729% 2010[4,5]	225	231
Williams Companies, Inc. 7.875% 2021	4,865	5,297
Transcontinental Gas Pipe Line Corp. 7.25% 2026	575	592
Williams Companies, Inc. 8.75% 2032	4,030	4,675
Washington Mutual, Inc. 5.50% 2011	1,375	1,183
Washington Mutual Bank, FA, Series 16, 5.125% 2015[2]	650	501
Washington Mutual, Inc. 5.25% 2017[2]	1,500	1,170
Washington Mutual, Inc. 7.25% 2017	1,250	980
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,4,5]	3,000	1,695
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[4,5]	2,500	1,915
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,4,5]	5,900	3,334
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	5,750	5,598
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	4,000	3,860
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014[3]	1,250	1,241
Citigroup Inc. 6.125% 2017	1,475	1,475
Citigroup Capital XXI 8.30% 2057[4]	9,230	9,120
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,061
Comcast Corp. 6.30% 2017	3,000	3,042
Comcast Corp. 6.95% 2037	5,035	5,061
National Grid PLC 6.30% 2016	8,825	9,080
Nielsen Finance LLC, Term Loan B, 5.346% 2013[3,4,7]	422	381
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,300	5,300
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	5,330	3,398
Lehman Brothers Holdings Inc. 6.75% 2017[2]	2,500	2,498
Lehman Brothers Holdings Inc. 6.50% 2017[2]	6,590	6,517
Intergen Power 9.00% 2017[5]	8,525	8,951
CVS Corp. 7.77% 2012[2,3,5]	738	779
CVS Corp. 5.298% 2027[3,5]	983	934
CVS Corp. 6.036% 2028[3,5]	972	929
CVS Caremark Corp. 6.943% 2030[2,3,5]	5,828	5,892
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[3,4]	5,000	4,810
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.989% 2042[3,4]	3,000	2,939
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3]	652	668
Bausch & Lomb Inc. 9.875% 2015[5]	8,250	8,415
Charles Schwab Corp., Series A, 6.375% 2017	2,775	2,778
Schwab Capital Trust I 7.50% 2037[4]	5,960	5,557
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[3,4,7]	1,047	956
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[5]	3,480	3,484
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[5]	3,780	3,785
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	1,550	1,418
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	1,425	1,315
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,990	1,711
Charter Communications Operating, LLC, Term Loan B, 5.26% 2014[3,4,7]	898	761
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	475	470
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,350	2,345
BBVA International SA Unipersonal 5.919% (undated)[2,4,5]	10,350	7,919
Tenet Healthcare Corp. 6.375% 2011	845	767
Tenet Healthcare Corp. 7.375% 2013	825	740
Tenet Healthcare Corp. 9.875% 2014	5,700	5,543
Tenet Healthcare Corp. 9.25% 2015	900	846
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.918% 2036[3,4]	4,672	3,445
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036[3,4]	3,252	2,638
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.896% 2037[3,4]	1,885	1,407
Vale Overseas Ltd. 6.875% 2036	8,000	7,846
Standard Chartered Bank 6.40% 2017[5]	3,750	3,829
Standard Chartered PLC 6.409% (undated)[2,4,5]	5,000	3,923
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	8,000	7,395
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,913
Enterprise Products Operating LP 8.375% 2066[4]	1,210	1,179
Enterprise Products Operating LP 7.034% 2068[4]	5,005	4,256
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.138% 2036[2,3,4]	8,291	7,331
Goldman Sachs Group, Inc. 6.15% 2018	4,750	4,752
Goldman Sachs Group, Inc. 6.75% 2037	2,750	2,566
Enbridge Energy Partners, LP 6.50% 2018[5]	7,320	7,281
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3,5]	5,600	5,216
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,5]	1,150	936
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,5]	1,330	1,105
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[3,4,7]	500	474
Univision Communications Inc. 7.85% 2011	1,715	1,531
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[3,4,7]	780	618
Univision Communications Inc. 9.75% 2015[5,6]	7,450	4,545
Hospitality Properties Trust 6.85% 2012	600	566
Hospitality Properties Trust 6.75% 2013	690	679
Hospitality Properties Trust 5.125% 2015	1,000	871
Hospitality Properties Trust 5.625% 2017	1,390	1,117
Hospitality Properties Trust 6.70% 2018	4,455	3,823
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	2,958	2,835
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	1,183	1,025
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[3]	1,064	1,023
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[2,3]	1,663	1,164
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]	541	466
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.251% 2036[3,4]	597	449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3]	2,890	2,856
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,4]	2,575	2,551
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[3,4]	750	750
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3]	647	640
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[3,4,5]	7,000	6,785
SBC Communications Inc. 5.625% 2016	1,500	1,507
AT&T Inc. 5.50% 2018	4,000	3,924
SBC Communications Inc. 6.45% 2034	1,275	1,250
Banco Mercantil del Norte, SA 6.135% 2016[5]	2,355	2,321
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	4,600	4,248
Countrywide Home Loans, Inc., Series L, 3.25% 2008	275	270
Countrywide Home Loans, Inc., Series M, 4.125% 2009	500	451
Countrywide Financial Corp., Series A, 4.50% 2010	100	89
Countrywide Financial Corp., Series B, 5.80% 2012	6,275	5,690
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[2,3]	5,486	3,840
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[2,3]	3,686	2,580
NXP BV and NXP Funding LLC 7.875% 2014	3,325	3,059
NXP BV and NXP Funding LLC 9.50% 2015	3,970	3,275
Wells Fargo & Co. 3.50% 2008	625	625
Wells Fargo Bank, National Assn. 5.75% 2016	5,500	5,708
Constellation Brands, Inc. 8.375% 2014	1,000	1,035
Constellation Brands, Inc. 7.25% 2017	5,410	5,275
AOL Time Warner Inc. 7.625% 2031	2,240	2,349
Time Warner Inc. 6.50% 2036	4,290	3,948
Edison Mission Energy 7.50% 2013	1,325	1,365
Edison Mission Energy 7.75% 2016	150	155
Midwest Generation, LLC, Series B, 8.56% 2016[3]	2,767	3,003
Edison Mission Energy 7.20% 2019	1,125	1,117
Edison Mission Energy 7.625% 2027	650	614
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,128
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.658% 2039[3,4]	3,770	3,676
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[3,4]	2,470	2,343
Dominican Republic 9.50% 2011[3]	1,410	1,484
Dominican Republic 9.04% 2018[3,5]	2,459	2,625
Dominican Republic 9.04% 2018[3]	1,771	1,890
PSEG Power LLC 7.75% 2011	3,325	3,585
PSEG Power LLC 8.625% 2031	1,945	2,392
Ford Motor Credit Co. 7.375% 2009	325	296
Ford Motor Credit Co. 9.75% 2010[4]	2,150	1,916
Ford Motor Credit Co. 7.375% 2011	2,100	1,752
Ford Motor Co. 6.50% 2018	1,326	895
Ford Motor Co. 8.875% 2022	1,360	1,064
Northern Rock PLC 5.60% (undated)[2,4,5]	3,635	2,090
Northern Rock PLC 6.594% (undated)[2,4,5]	6,480	3,726
Gabonese Republic 8.20% 2017[5]	5,500	5,796
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019[3]	5,125	4,936
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	853	842
HSBC Holdings PLC 6.50% 2037	6,070	5,777
EOG Resources, Inc. 5.875% 2017	5,500	5,776
Kroger Co. 6.40% 2017	4,000	4,229
Kroger Co. 6.90% 2038	1,500	1,528
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	6,300	5,676
International Lease Finance Corp. 5.00% 2010	1,000	1,001
American General Finance Corp., Series J, 6.90% 2017	1,990	1,948
American International Group, Inc., Series G, 5.85% 2018	2,250	2,212
American International Group, Inc., Series A-1, 6.25% 2087[4]	420	341
Chase Issuance Trust, Series 2007-A9, Class A, 2.848% 2014[3,4]	5,700	5,467
Stora Enso Oyj 6.404% 2016[5]	2,285	2,022
Stora Enso Oyj 7.25% 2036[5]	4,295	3,402
Tesco PLC 5.50% 2017[5]	3,350	3,424
Tesco PLC 6.15% 2037[5]	2,000	1,945
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.346% 2037[3,4]	3,626	3,518
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018[3]	1,862	1,806
TransCanada PipeLines Ltd. 6.35% 2067[4]	5,880	5,206
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018[3]	3,451	3,370
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.61% 2035[3,4]	1,387	982
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.923% 2036[3,4]	928	658
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	1,288	1,240
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	412	397
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	600	552
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,776	2,784
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,5]	5,115	4,968
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[3]	3,069	2,709
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	2,489	2,252
Abbott Laboratories 5.875% 2016	4,200	4,484
Abbott Laboratories 5.60% 2017	435	456
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.218% 2013[3,4]	5,500	4,930
Corporación Andina de Fomento 5.75% 2017	5,025	4,921
Michaels Stores, Inc., Term Loan B, 5.438% 2013[3,4,7]	248	209
Michaels Stores, Inc. 10.00% 2014	4,425	3,894
Michaels Stores, Inc. 11.375% 2016	975	770
Mohegan Tribal Gaming Authority 6.375% 2009	970	975
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,713
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,050	1,110
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,300	3,510
Capital One Auto Finance Trust, Series 2007-B, Class A-3-A, MBIA insured, 5.03% 2012[3]	4,750	4,614
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]	4,625	4,469
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	125	121
Skandinaviska Enskilda Banken AB 6.875% 2009	500	513
Skandinaviska Enskilda Banken AB 5.471% (undated)[2,4,5]	5,000	4,043
Navios Maritime Holdings Inc. 9.50% 2014	4,425	4,431
First Data Corp., Term Loan B2, 5.349% 2014[3,4,7]	4,808	4,342
Pakistan (Republic of) 7.125% 2016[5]	1,500	1,301
Pakistan (Republic of) 7.125% 2016	3,500	3,036
Dex Media, Inc., Series B, 8.00% 2013	750	551
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,310	806
R.H. Donnelley Corp. 8.875% 2017[5]	4,720	2,974
TL Acquisitions, Inc., Term Loan B, 5.20% 2014[3,4,7]	1,318	1,134
Thomson Learning 10.50% 2015[5]	2,575	2,227
Thomson Learning 0%/13.25% 2015[5,8]	1,295	932
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019[3]	4,370	4,268
Centex Corp. 5.25% 2015	1,735	1,347
Centex Corp. 6.50% 2016	3,370	2,818
Liberty Mutual Group Inc. 6.50% 2035[5]	535	490
Liberty Mutual Group Inc. 7.50% 2036[5]	1,815	1,724
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	2,275	1,923
CanWest Media Inc., Series B, 8.00% 2012	3,356	3,205
CanWest MediaWorks Inc. 9.25% 2015[5]	1,000	925
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013[3,4,7]	546	463
Freescale Semiconductor, Inc. 9.125% 2014[6]	3,400	2,499
Freescale Semiconductor, Inc. 10.125% 2016	1,625	1,105
Biogen Idec Inc. 6.00% 2013	3,000	3,039
Biogen Idec Inc. 6.875% 2018	1,000	1,012
Boyd Gaming Corp. 7.75% 2012	620	577
Boyd Gaming Corp. 6.75% 2014	3,025	2,496
Boyd Gaming Corp. 7.125% 2016	1,175	952
CIT Group Inc. 7.625% 2012	1,500	1,248
CIT Group Inc. 5.65% 2017	3,567	2,771
SunGard Data Systems Inc. 3.75% 2009	2,500	2,456
SunGard Data Systems Inc. 9.125% 2013	1,500	1,523
General Motors Acceptance Corp. 6.875% 2011	1,500	1,149
General Motors Acceptance Corp. 6.875% 2012	1,000	761
Residential Capital Corp. 8.50% 2013[4]	1,600	784
General Motors Acceptance Corp. 6.75% 2014	1,745	1,236
Sunoco, Inc. 5.75% 2017	3,900	3,859
US Investigations Services, Inc. 10.50% 2015[5]	1,900	1,558
US Investigations Services, Inc., Term Loan B, 5.599% 2015[3,4,7]	1,746	1,497
US Investigations Services, Inc. 11.75% 2016[5]	1,035	776
Centennial Communications Corp. 10.479% 2013[4]	710	621
Centennial Communications Corp. 10.00% 2013	2,250	2,104
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	834
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	250	238
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[3,4]	3,880	3,791
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	4,470	3,786
ACE INA Holdings Inc. 5.875% 2014	1,510	1,562
ACE INA Holdings Inc. 5.80% 2018	2,200	2,201
SLM Corp., Series A, 5.40% 2011	1,250	1,010
SLM Corp., Series A, 5.45% 2011	2,000	1,609
SLM Corp., Series A, 5.00% 2015[2]	1,500	1,118
Orascom Telecom 7.875% 2014[5]	3,980	3,711
General Motors Corp. 7.125% 2013	4,800	3,708
Safeway Inc. 6.35% 2017	3,500	3,706
J.C. Penney Co., Inc. 8.00% 2010	1,655	1,728
J.C. Penney Corp., Inc. 5.75% 2018	2,105	1,947
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	3,675	3,633
Rural Cellular Corp. 8.989% 2012[4]	350	352
Rural Cellular Corp. 6.076% 2013[4]	3,250	3,266
ERP Operating LP 6.584% 2015	1,085	1,037
ERP Operating LP 5.75% 2017	660	602
ERP Operating LP 7.125% 2017	2,000	1,973
BNP Paribas 7.195% (undated)[4,5]	3,900	3,464
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	3,461	3,357
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[3,4,5]	86	86
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	4,250	3,428
Enterprise Products Operating LP 6.50% 2019	3,430	3,425
SunTrust Banks, Inc.7.25% 2018	3,330	3,412
Allison Transmission Holdings, Inc. 11.25% 2015[5,6]	1,050	887
Allison Transmission Holdings, Inc. 11.00% 2015[5]	2,875	2,516
Wachovia Bank NA 6.60% 2038	3,625	3,369
Seneca Gaming Corp. 7.25% 2012	1,300	1,232
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	2,132
Bank of America Corp. 5.75% 2017	3,200	3,318
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[3]	1,565	1,447
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.956% 2047[3,4]	1,792	1,254
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3]	623	607
Schering-Plough Corp. 6.00% 2017	3,275	3,297
Delphi Corp. 6.50% 2013[9]	240	77
CoBank ACB 3.40% 2022[4,5]	4,275	3,267
Ceridian Corp. 11.25% 2015[5]	3,800	3,259
LUKOIL International Finance BV 6.356% 2017	3,300	3,077
LUKOIL International Finance BV 6.656% 2022[5]	200	176
ARAMARK Corp., Term Loan B, 4.571% 2014[3,4,7]	912	853
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[3,4,7]	58	54
ARAMARK Corp. 8.50% 2015	2,300	2,317
Union Pacific Corp. 5.70% 2018	3,200	3,188
Simon Property Group, LP 6.35% 2012	1,300	1,324
Simon Property Group, LP 5.875% 2017	1,850	1,756
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[3,4]	4,000	3,075
AES Corp. 8.75% 2013[5]	780	815
AES Corp. 7.75% 2015	2,200	2,228
Hanesbrands Inc., Series B, 8.204% 2014[4]	3,405	3,039
JBS SA 10.50% 2016	3,125	3,023
PNC Funding Corp., Series I, 6.517% (undated)[2,4,5]	1,600	1,080
PNC Funding Corp., Series II, 6.113% (undated)[2,4,5]	3,100	1,938
Quebecor Media Inc. 7.75% 2016	2,250	2,064
Quebecor Media Inc. 7.75% 2016	1,000	918
Petroplus Finance Ltd. 6.75% 2014[5]	1,425	1,307
Petroplus Finance Ltd. 7.00% 2017[5]	1,850	1,660
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	2,890	2,930
Sanmina-SCI Corp. 8.125% 2016	3,260	2,901
Nalco Co. 7.75% 2011	1,475	1,501
Nalco Co. 8.875% 2013	875	903
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	475	430
Delhaize Group 6.50% 2017	1,500	1,552
Delhaize America, Inc. 9.00% 2031	1,000	1,207
Toys “R” Us, Inc. 7.625% 2011	3,340	2,730
Federated Retail Holdings, Inc. 5.90% 2016	3,065	2,729
Stater Bros. Holdings Inc. 8.125% 2012	1,460	1,471
Stater Bros. Holdings Inc. 7.75% 2015	1,300	1,235
Tenneco Automotive Inc. 8.625% 2014	2,740	2,706
PTS Acquisition Corp. 9.50% 2015[5,6]	3,290	2,681
NRG Energy, Inc. 7.25% 2014	2,665	2,638
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,000	2,633
American Media Operations, Inc., Series B, 10.25% 2009[5]	103	69
American Media Operations, Inc., Series B, 10.25% 2009	3,330	2,248
American Media Operations, Inc. 8.875% 2011[5]	14	9
American Media Operations, Inc. 8.875% 2011	380	253
AMC Entertainment Inc. 8.00% 2014	525	448
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,118
Celestica Inc. 7.875% 2011	1,605	1,585
Celestica Inc. 7.625% 2013	1,020	969
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,552
Jamaican Government 9.00% 2015	280	305
Jamaican Government 9.25% 2025	2,000	2,230
HealthSouth Corp. 10.75% 2016	2,400	2,532
United Mexican States Government Global 6.375% 2013	1,826	2,010
United Mexican States Government Global 6.05% 2040	520	521
Lafarge 6.15% 2011	2,450	2,501
Hughes Communications, Inc. 9.50% 2014	2,500	2,500
Husky Energy Inc. 6.80% 2037	2,425	2,472
Radio One, Inc., Series B, 8.875% 2011	1,200	969
Radio One, Inc. 6.375% 2013	2,060	1,494
Triton PCS, Inc. 8.50% 2013	2,350	2,459
Cablevision Systems Corp., Series B, 8.00% 2012	2,470	2,414
HCA Inc., Term Loan B, 4.946% 2013[3,4,7]	1,554	1,433
HCA Inc. 9.625% 2016[6]	925	962
Kazkommerts International BV 8.50% 2013	1,750	1,548
Kazkommerts International BV 7.875% 2014[5]	500	415
Kazkommerts International BV 7.875% 2014	500	415
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	2,550	2,305
CNA Financial Corp. 6.50% 2016	2,270	2,298
Kansas City Southern Railway Co. 7.50% 2009	2,250	2,295
Developers Diversified Realty Corp. 5.375% 2012	2,450	2,290
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,282
DRS Technologies, Inc. 6.875% 2013	1,815	1,788
DRS Technologies, Inc. 6.625% 2016	225	221
DRS Technologies, Inc. 7.625% 2018	250	251
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	360	353
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	700	639
Westfield Group 5.70% 2016[5]	1,385	1,254
American Express Co. 8.15% 2038	2,000	2,223
Realogy Corp., Term Loan B, 7.505% 2013[3,4,7]	215	173
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[3,4,7]	58	47
Realogy Corp. 10.50% 2014	2,275	1,541
Realogy Corp. 11.00% 2014[6]	775	446
Albertson's, Inc. 8.00% 2031	2,300	2,204
AXA SA 6.379% (undated)[4,5]	2,725	2,203
Allied Waste North America, Inc., Series B, 5.75% 2011	650	639
Allied Waste North America, Inc., Series B, 6.125% 2014	275	267
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,266
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6]	1,730	1,778
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	225	232
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	150	150
Viacom Inc. 6.25% 2016	1,500	1,462
Viacom Inc. 6.875% 2036	700	676
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,130	2,135
E*TRADE Financial Corp. 8.00% 2011	1,925	1,617
E*TRADE Financial Corp. 7.875% 2015	680	486
Lincoln National Corp. 7.00% 2066[4]	2,290	2,103
Pinnacle Entertainment, Inc. 7.50% 2015[5]	2,650	2,100
El Salvador (Republic of) 7.65% 2035[5]	1,970	2,098
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	2,225	2,094
Drummond Co., Inc. 7.375% 2016[5]	2,275	2,093
ISA Capital do Brasil SA 8.80% 2017[5]	2,000	2,090
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013[3,4]	2,100	2,029
AES Panamá, SA 6.35% 2016[5]	2,000	2,002
Capmark Financial Group, Inc. 5.875% 2012[5]	2,500	1,585
Capmark Financial Group, Inc. 6.30% 2017[5]	690	414
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,990	1,970
Ashtead Group PLC 8.625% 2015[5]	1,915	1,542
Ashtead Capital, Inc. 9.00% 2016[5]	525	428
Chohung Bank 4.50% 2014[2,4,5]	2,000	1,963
Metals USA Holdings Corp. 10.729% 2012[4,6]	1,100	825
Metals USA, Inc. 11.125% 2015	1,150	1,133
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[3]	2,000	1,913
Banque Centrale de Tunisie 7.375% 2012	1,750	1,899
VWR Funding, Inc. 10.25% 2015[4,6]	2,025	1,893
Fifth Third Capital Trust IV 6.50% 2067[2,4]	2,720	1,890
Gaylord Entertainment Co. 8.00% 2013	2,025	1,888
THL Buildco, Inc. 8.50% 2014	2,090	1,557
NTK Holdings Inc. 0%/10.75% 2014[3,8]	650	319
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.725% (undated)[3,4]	2,000	1,870
Brandywine Operating Partnership, LP 5.625% 2010	1,000	933
Brandywine Operating Partnership, LP 5.70% 2017	1,150	935
Southern Natural Gas Co. 5.90% 2017[5]	1,900	1,867
Level 3 Financing, Inc. 9.25% 2014	2,260	1,859
NTL Cable PLC 8.75% 2014	2,050	1,850
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,200	975
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,075	860
Intelsat (Bermuda), Ltd. 8.25% 2013	540	547
Intelsat (Bermuda), Ltd. 8.625% 2015	675	683
Intelsat Corp. 9.00% 2016	575	582
TransDigm Inc. 7.75% 2014	1,800	1,809
TEPPCO Partners LP 7.00% 2067[4]	2,100	1,805
Hewlett-Packard Co. 5.50% 2018	1,750	1,796
Serena Software, Inc. 10.375% 2016	1,936	1,793
Canadian Natural Resources Ltd. 5.70% 2017	1,760	1,783
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[3,4]	2,050	1,768
Young Broadcasting Inc. 10.00% 2011	2,695	1,705
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.804% 2035[3,4]	2,423	1,696
Hertz Corp. 10.50% 2016	1,800	1,694
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,895	1,689
Allstate Corp., Series B, 6.125% 2067[4]	1,830	1,688
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,265	1,146
Stone Container Corp. 8.375% 2012	205	187
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	400	346
Windstream Corp. 8.125% 2013	1,400	1,383
Windstream Corp. 8.625% 2016	300	296
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,410
Sierra Pacific Resources 8.625% 2014	250	264
Nationwide Financial Services, Inc. 6.75% 2067[4]	1,970	1,644
LBI Media, Inc. 8.50% 2017[5]	1,855	1,616
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,3,5]	1,979	1,611
Coventry Health Care, Inc. 6.30% 2014	1,600	1,609
Gulfstream Natural Gas 6.19% 2025[5]	1,670	1,606
Overseas Shipholding Group, Inc. 8.25% 2013	1,550	1,564
MGM MIRAGE 6.00% 2009	350	349
Mandalay Resort Group 6.375% 2011	275	263
MGM MIRAGE 6.75% 2013	915	846
MGM MIRAGE 6.625% 2015	100	88
Catlin Insurance Ltd. 7.249% (undated)[4,5]	1,835	1,534
Local T.V. Finance LLC 9.25% 2015[5,6]	1,895	1,528
Glen Meadow Pass Through Trust 6.505% 2067[2,4,5]	1,910	1,503
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[3,4,7]	486	450
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[3,4,7]	1,179	1,043
Education Management LLC and Education Management Finance Corp. 8.75% 2014	725	616
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,070	856
Colombia (Republic of) Global 10.375% 2033	484	702
Colombia (Republic of) Global 7.375% 2037	715	769
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[3,4]	1,590	1,466
Guatemala (Republic of) 10.25% 2011	990	1,151
Guatemala (Republic of) 9.25% 2013	260	302
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.759% 2036[3,4]	1,625	1,417
TNK-BP Finance SA 7.50% 2016[5]	1,500	1,397
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.659% 2037[3,4]	1,517	1,395
AEP Industries Inc. 7.875% 2013	1,510	1,382
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,615	1,365
UPM-Kymmene Corp. 5.625% 2014[5]	1,590	1,361
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	129	128
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	127	127
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2,3]	1,177	1,089
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	655
K. Hovnanian Enterprises, Inc. 8.875% 2012	910	510
K. Hovnanian Enterprises, Inc. 6.50% 2014	200	136
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	1,312	1,284
Neiman Marcus Group, Inc. 9.00% 2015[6]	1,275	1,281
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,245	1,273
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	1,154	1,243
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.223% 2042[3,4]	1,250	1,229
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,125	1,222
Berry Plastics Holding Corp. 10.25% 2016	1,575	1,221
Georgia-Pacific Corp. 8.125% 2011	500	499
Georgia-Pacific Corp. 9.50% 2011	705	721
Sensata Technologies BV 8.00% 2014[4]	1,370	1,212
Mylan Inc., Term Loan B, 6.25% 2014[3,4,7]	1,247	1,208
Idearc Inc. 8.00% 2016	1,845	1,204
Iron Mountain Inc. 6.625% 2016	1,250	1,197
Accuride Corp. 8.50% 2015	1,445	1,185
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3]	1,000	1,016
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3]	158	160
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.769% 2037[3,4]	1,642	1,159
Cooper-Standard Automotive Inc. 7.00% 2012	250	216
Cooper-Standard Automotive Inc. 8.375% 2014	1,225	934
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	800	620
Surgical Care Affiliates, Inc. 10.00% 2017[5]	700	529
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.749% 2036[3,4]	1,750	1,145
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011[3]	1,125	1,116
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,060	578
Hawaiian Telcom Communications, Inc. 10.318% 2013[4]	90	47
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014[3,4,7]	423	324
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	450	164
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[3,4]	1,446	1,084
Chubb Corp. 6.375% 2037[4]	1,160	1,082
Warner Music Group 7.375% 2014	1,390	1,077
Lazard Group LLC 7.125% 2015	700	682
Lazard Group LLC 6.85% 2017	400	375
Smithfield Foods, Inc. 7.75% 2017	1,075	1,054
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,095	1,027
Toll Brothers Finance Corp. 5.95% 2013	175	168
Toll Brothers, Inc. 4.95% 2014	820	752
Toll Brothers, Inc. 5.15% 2015	110	100
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	1,007
Verizon Communications Inc. 5.50% 2017	1,000	987
Newfield Exploration Co. 6.625% 2016	1,000	985
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[3]	1,000	979
Goodyear Tire & Rubber Co. 8.625% 2011	906	955
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,3,5]	1,000	950
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[3,4]	1,000	943
iStar Financial, Inc. 5.85% 2017	1,350	933
Alion Science and Technology Corp. 10.25% 2015	1,630	929
TRW Automotive Inc. 7.00% 2014[5]	1,000	928
MetroPCS Wireless, Inc. 9.25% 2014	1,000	925
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,5]	850	743
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2,3,5]	200	171
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[3,4,5]	1,000	910
William Lyon Homes, Inc. 10.75% 2013	1,300	683
William Lyon Homes, Inc. 7.50% 2014	450	223
Kimco Realty Corp., Series C, 5.783% 2016	550	524
Kimco Realty Corp. 5.70% 2017	415	378
Building Materials Corp. of America 7.75% 2014	1,205	874
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,3,5]	475	463
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2,3,5]	105	95
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2,3,5]	105	95
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2,3,5]	105	95
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2,3,5]	105	95
Tyson Foods, Inc. 6.85% 2016[4]	835	840
France Télécom 7.75% 2011[4]	730	792
Burlington Coat Factory Warehouse Corp. 11.125% 2014	985	766
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	759
Marriott International, Inc., Series J, 5.625% 2013	785	759
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	755
Georgia Gulf Corp. 9.50% 2014	965	750
Vitamin Shoppe Industries Inc. 10.565% 2012[2,4]	750	750
Elizabeth Arden, Inc. 7.75% 2014	770	735
Duane Reade Inc. 9.75% 2011	855	718
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	550	551
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	192	158
Standard Pacific Corp. 5.125% 2009	775	678
Standard Pacific Corp. 6.25% 2014	25	18
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]	750	691
Plastipak Holdings, Inc. 8.50% 2015[5]	750	686
QBE Capital Funding II LP 6.797% (undated)[4,5]	750	681
Cinemark, Inc. 0%/9.75% 2014[8]	750	679
D.R. Horton, Inc. 6.50% 2016	750	671
WDAC Intermediate Corp. 8.375% 2014[2,5]	850	663
Team Finance LLC and Health Finance Corp. 11.25% 2013	655	632
Cox Communications, Inc. 4.625% 2010	625	626
Foundation PA Coal Co. 7.25% 2014	625	622
Dole Food Co., Inc. 7.25% 2010	250	194
Dole Food Co., Inc. 8.875% 2011	505	412
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.938% 2035[2,3,4]	765	574
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3,4]	625	572
Carnival Corp. 6.15% 2008	565	566
Viant Holdings Inc. 10.125% 2017[5]	693	565
Qwest Capital Funding, Inc. 7.25% 2011	130	124
Qwest Communications International Inc., Series B, 7.50% 2014	250	236
U S WEST Communications, Inc. 6.875% 2033	250	201
Liberty Media Corp. 8.25% 2030	650	549
Owens-Illinois, Inc. 7.35% 2008	525	527
Cricket Communications, Inc. 9.375% 2014	525	500
Atlas Copco AB 5.60% 2017[5]	500	500
Host Marriott, LP, Series K, 7.125% 2013	500	493
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3]	490	488
Sealy Mattress Co. 8.25% 2014	580	487
Universal Hospital Services, Inc. 8.288% 2015[4]	540	483
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[3,4,7]	129	108
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[3,4,7]	525	366
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[2,3,4]	385	250
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2,3,4]	483	193
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,3,5]	460	418
Regal Cinemas Corp., Series B, 9.375% 2012[2]	400	413
Esterline Technologies Corp. 6.625% 2017	400	402
Meritage Homes Corp. 6.25% 2015	525	396
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3]	391	390
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	375	379
United Rentals (North America), Inc. 7.75% 2013	460	375
Graphic Packaging International, Inc. 8.50% 2011	350	346
Rouse Co. 6.75% 2013[5]	375	325
Rockwood Specialties Group, Inc. 7.50% 2014	325	317
Rite Aid Corp. 6.125% 2008[5]	325	316
BNSF Funding Trust I 6.613% 2055[4]	335	305
Ambac Financial Group, Inc. 6.15% 2087[4]	725	276
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[3,4,7]	279	238
ACIH, Inc. 11.50% 2012[5]	650	185
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	310	178
Iraq (Republic of) 5.80% 2028[3,5]	250	177
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.49% 2012[3,4,7]	133	125
Pemex Project Funding Master Trust 9.125% 2010	110	123
Twin Reefs Asset Trust (XLFA), Series B, 4.058% 2079[4,5]	900	91
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	85	91
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	65	71
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[3]	71	71
Stoneridge, Inc. 11.50% 2012	25	26
		2,280,743

Total bonds & notes (cost: $7,597,872,000)		8,028,621

Warrants — 0.00%	Shares

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010[2,5,10]	1,000	—	*

Total warrants (cost: $52,000)		—	*

Preferred securities — 2.20%

EUROS — 1.44%
HVB Funding Trust VIII 7.055%[4]	16,250,000	25,116
UniCredito Italiano Capital Trust III 4.028%[4]	1,000,000	1,238
UniCredito Italiano Capital Trust I, Class B, 8.048%[4]	8,000,000	13,008
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[4]	25,100,000	30,484
Allied Irish Banks, PLC 4.781%[4]	12,760,000	14,836
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[4]	5,000,000	7,736
Barclays Bank PLC 4.75%[4]	12,530,000	12,397
Standard Chartered Capital Trust I 8.16%[4]	5,000,000	7,971
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[4]	5,750,000	6,440
Bank of Ireland UK Holdings PLC 7.40%[4]	3,000,000	4,551
SG Capital Trust I 7.875% noncumulative trust[4]	1,000,000	1,595
BNP Paribas Capital Trust IV 6.342%[4]	500,000	771
		126,143

U.S. DOLLARS — 0.53%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	20,201,000	16,487
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	8,800,000	8,851
Sumitomo Mitsui Banking Corp. 6.078%[4,5]	6,130,000	4,837
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,4,5]	7,085,000	4,641
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[4,5]	200,000	201
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,4,5]	5,000,000	3,928
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,4,5]	4,190,000	3,567
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	2,000,000	1,673
RBS Capital Trust IV 3.496% noncumulative trust[4]	2,200,000	1,350
XL Capital Ltd., Series E, 6.50%[4]	1,665,000	1,250
		46,785

BRITISH POUNDS — 0.11%
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[4]	4,500,000	US$ 6,629
Sumitomo Mitsui Banking Corp. 6.164%[4]	990,000	1,522
BOI Capital Funding (No. 4) LP 6.43%[4]	1,000,000	1,515
		9,666

MISCELLANEOUS — 0.12%
Other preferred securities in initial period of acquisition		10,546

Total preferred securities (cost: $203,606,000)		193,140

	Principal amount
Short-term securities — 4.40%	(000)

General Electric Capital Corp. 2.50% due 4/1/2008	US$96,600	96,593
UBS Finance (Delaware) LLC 4.12% due 5/12/2008	58,200	58,007
Siemens Capital Co. LLC 2.15% due 5/14/2008[5]	41,500	41,391
Bank of Ireland 4.33% due 4/9/2008[5]	28,500	28,478
BMW U.S. Capital LLC 2.20% due 4/15–5/5/2008[5]	25,900	25,869
Toronto-Dominion Holdings USA Inc. 2.54% due 4/14/2008[5]	25,000	24,975
DaimlerChrysler Revolving Auto Conduit LLC 4.50% due 4/7/2008	24,800	24,783
Danske Corp. 4.475% due 4/7/2008[5]	24,200	24,186
Fannie Mae 2.66% due 4/23/2008	23,100	23,055
Federal Farm Credit Banks 3.75% due 7/11/2008	20,700	20,567
KfW 2.33% due 4/4/2008[5]	19,300	19,295

Total short-term securities (cost: $387,008,000)		387,199

Total investment securities (cost: $8,188,538,000)		8,608,960
Other assets less liabilities		179,104

Net assets		US$8,788,064

*Amount less than one thousand.

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Index-linked bond whose principal amount moves with a government retail price index.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $805,786,000, which represented 9.17% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $672,021,000, which represented 7.65% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $17,257,000, which represented .20% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-931-0508O-S10864

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: June 6, 2008

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: June 6, 2008